UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2022

Date of reporting period:	August 1, 2021 – January 31, 2022

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

A world of investing.®

Putnam INVESTMENTS

Putnam Ultra Short Duration Income Fund

Semiannual report
1 | 31 | 22

Income funds invest in bonds and other securities with the goal of providing a steady stream of income over time.

FUND SYMBOL
CLASS A
PSDTX

Putnam
Ultra Short Duration
Income Fund

Semiannual report
1 | 31 | 22

Message from the Trustees

March 11, 2022

Dear Fellow Shareholder:

Financial markets have been bumpy in recent months. Investors are weighing the risks of rising inflation, changes in Federal Reserve policy, the latest Covid-19 variants, and the global impact of the Russia-Ukraine conflict.

Despite new uncertainties, the fundamental backdrop remains encouraging, in our view. Employment levels have been improving and may strengthen should Covid cases continue to decline. Businesses continue to adapt and show resilience.

In times like these, it’s worth remembering the benefits of staying focused on your long-term financial goals. At Putnam, professional, active investors are working for you. They are monitoring risks while looking for strong potential investments for your fund. Please read the interview with your fund manager(s) in the following pages.

As always, thank you for investing with Putnam.

Putnam Ultra Short Duration Income Fund is designed for investors who seek a conservative risk profile and low volatility, along with income potential. Managed by a team of industry veterans, the fund offers a level of flexibility not necessarily available in other conservative investment options. Because the fund is not a money market fund, the managers can invest in a broader range of sectors and securities that may offer higher yields without taking on significantly more risk.

2 Ultra Short Duration Income Fund

Investors should be aware of the differences between Putnam Ultra Short Duration Income Fund and money market funds before investing: Both seek to preserve capital and maintain liquidity. Money market funds generally focus on stability of principal, while Putnam Ultra Short Duration Income Fund seeks a balance of stability and income, which may result in increased volatility. Money market funds seek to maintain a net asset value (NAV) of $1.00 per share; the NAV of Putnam Ultra Short Duration Income Fund will fluctuate to reflect the market value of the portfolio. The fund’s fees and expenses differ from money market funds; see the prospectus for details. The fund can invest in more bond sectors than money market funds and, as a result, will be exposed to a larger number of risks. Neither money market funds nor this fund is insured or guaranteed by the FDIC or any other government agency, and investors can lose money in each.

Ultra Short Duration Income Fund 3

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. Share price, principal value, and return will fluctuate, and you may have a gain or a loss when you sell your shares. Performance of class A shares assumes reinvestment of distributions and does not account for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. See below and pages 9–11 for additional performance information. The fund had expense limitations during the period, without which returns would have been lower.

Returns for periods of less than one year are not annualized.

This comparison shows your fund’s performance in the context of broad market indexes for the six months ended 1/31/22. See above and pages 9–11 for additional fund performance information. Index descriptions can be found on page 15.

All Bloomberg indices are provided by Bloomberg Index Services Limited.

4 Ultra Short Duration Income Fund

How were market conditions during the six-month reporting period?

Global financial markets had mixed results, buoyed by a recovering economy and ongoing fiscal and monetary stimulus. However, risks including higher inflation, rising interest rates, China’s weaker economy, and Covid-19 variants percolated through the markets. In U.S. bond markets, yields on long-term and short-term Treasuries have edged higher in recent weeks. Stock prices were volatile, but the S&P 500 Index — a broad measure of U.S. stock performance — gained 3.44%. The rate-sensitive Bloomberg U.S. Aggregate Bond Index, a broad measure of U.S. bond performance, declined 3.17% for the period.

In mid-December, the Federal Reserve pivoted toward tighter policy with plans to end its bond-buying stimulus program in March 2022. Most Fed officials penciled in raising interest rates, which are now set near zero, several times this year. In January, Fed Chair Jerome Powell said the central bank is likely to raise interest rates starting in March. The U.S. Treasury bond yield curve steepened slightly. The yield on the benchmark 10-year U.S. Treasury note reached 1.79% at the end of January 2022 from 1.20%

Ultra Short Duration Income Fund 5

Allocations are shown as a percentage of the fund’s net assets as of 1/31/22. Cash and net other assets, if any, represent the market value weights of cash, derivatives, and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the use of different classifications of securities for presentation purposes, and rounding. Holdings and allocations may vary over time.

The cash and net other assets category may show a negative market value percentage as a result of the timing of trade-date and settlement-date transactions.

at the start of the reporting period. The yield on 2-year Treasury notes rose to 1.18% from 0.17% at the start of the reporting period.

How did the fund perform for the period?

The fund slightly underperformed its benchmark, the ICE BofA U.S. Treasury Bill Index. The fund declined 0.09% on a net basis versus a decline of 0.01% for the benchmark index for the six months ended January 31, 2022.

What were the drivers of performance during the period?

A combination of widening credit spreads and rising short-term rates drove marginal underperformance during the period. Corporate credit was the largest detractor from the fund’s relative performance, as 1–3 year investment-grade corporate spreads widened from historically tight levels during the six-month period. In total, 1–3 year spreads widened 18 basis points, which negatively impacted our corporate bond positions. Though corporate credit detracted, the fund increased its exposure to corporate bonds with a floating-rate coupon during the period, which was additive to performance during the tail end of the period as rates rose.

On the other hand, our allocations to commercial paper contributed positively to returns. We keep a balance of short-maturity commercial paper for liquidity. Commercial paper yields remain low; however, if rates start to rise, we are able to reinvest the maturing paper at higher rates. Additionally, the fund’s allocation to securitized sectors, including non-agency residential mortgage-backed securities [RMBS], marginally aided the fund’s performance. The team continues to focus the portfolio’s allocation in this area on highly rated securities that are senior in the capital structure. We believe this emphasis provides diversification benefits to our corporate exposure.

What is your near-term outlook for fixed income markets?

Ultrashort fund managers faced a challenging yield environment in 2021. This was exacerbated

6 Ultra Short Duration Income Fund

by the amount of liquidity entering the system driven by unprecedented monetary policy actions, including the Fed’s quantitative easing program. However, yield expectations have improved meaningfully over the last few months, with investors now pricing in multiple hikes from the Fed in 2022. At the Fed’s December meeting, there was discussion of hiking the federal funds rate earlier and faster than previously anticipated. The market has begun to take note, as the yields on 2-year and 3-year Treasury notes have risen sharply during the first month of the year. Additionally, short-term corporate credit spreads [as measured by the Bloomberg U.S. 1-3 Year Corporate Bond Index] have widened modestly over the last few months after reaching all-time tight spreads at the end of the third quarter.

With the Fed reaching an inflection point and with higher rates on the horizon, we are constructive on the outlook for ultrashort bond funds, and our fund in particular, as we can take advantage of higher interest rates. We believe this should benefit fixed income investors without taking the same level of interest-rate risk as longer-term bond funds.

What are the fund’s strategies going forward?

We have positioned the fund in an effort to take advantage of a higher interest-rate environment. Specifically, we increased the fund’s allocation to securities with a floating-rate coupon tied to either LIBOR or SOFR [Secured Overnight Financing Rate]. These securities’

Credit qualities are shown as a percentage of the fund’s net assets as of 1/31/22. A bond rated BBB or higher (A-3/SP-3 or higher, for short-term debt) is considered investment grade. This chart reflects the highest security rating provided by one or more of Standard & Poor’s, Moody’s, and Fitch. Ratings may vary over time.

Cash and net other assets, if any, represent the market value weights of cash and derivatives and may show a negative market value as a result of the timing of trade versus settlement date transactions. The fund itself has not been rated by an independent rating agency.

Ultra Short Duration Income Fund 7

coupons reset on a daily, 1-month, or 3-month basis to reflect current short-term rates and carry a very short duration [or interest-rate sensitivity]. In a rising-rate environment, this strategy can help the fund participate in increasing yields, without experiencing the negative price effects of longer-duration fixed-rate securities.

Throughout 2021, we shortened the duration of the fund. As of January 31, 2022, the fund’s duration is 0.26 years [down 0.12 years from where it began 2021 and down 0.02 years from July 31, 2021]. Additionally, we continue to structure the portfolio in a manner emphasizing a combination of lower-tier investment-grade securities [BBB or equivalent] generally maturing in one year or less, and upper-tier investment-grade securities [A or AA rated] generally maturing in a range of 1 to 3.5 years.

Given the current stretched valuations on the short end of the curve, we have also been judicious in adding incremental risk to the portfolio. Capital preservation remains the primary objective of our fund. We do not try to “stretch for yield” in the strategy, even in a challenging environment for yield generation.

Thank you, Joanne, for your time and for bringing us up to date.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice.

Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.

This chart shows how the fund’s top weightings have changed over the past six months. Allocations are shown as a percentage of the fund’s net assets. Current period summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the use of different classifications of securities for presentation purposes, and rounding. Holdings and allocations may vary over time.

8 Ultra Short Duration Income Fund

Your fund’s performance

This section shows your fund’s performance, price, and distribution information for periods ended January 31, 2022, the end of the first half of its current fiscal year. In accordance with regulatory requirements for mutual funds, we also include performance information as of the most recent calendar quarter-end and expense information taken from the fund’s current prospectus. Performance should always be considered in light of a fund’s investment strategy. Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. For the most recent month-end performance, please visit the Individual Investors section at putnam.com or call Putnam at 1-800-225-1581. Class N, R, R6, and Y shares are not available to all investors. See the Terms and definitions section in this report for definitions of the share classes offered by your fund.

Fund performance Total return for periods ended 1/31/22

	Annual
	average		Annual		Annual		Annual
	(life of fund)	10 years	average	5 years	average	3 years	average	1 year	6 months
Class A (10/17/11)
Net asset value	1.02%	10.99%	1.05%	7.25%	1.41%	3.83%	1.26%	–0.03%	–0.09%
Class B (10/17/11)
Net asset value	0.71	7.44	0.72	5.41	1.06	2.75	0.91	–0.29	–0.19
Class C (10/17/11)
Net asset value	0.71	7.44	0.72	5.41	1.06	2.75	0.91	–0.29	–0.19
Class N (11/1/18)
Before sales charge	0.89	9.47	0.91	6.57	1.28	3.26	1.07	–0.18	–0.17
After sales charge	0.74	7.83	0.76	4.97	0.97	1.71	0.57	–1.68	–1.66
Class R (10/17/11)
Net asset value	0.63	6.65	0.65	5.20	1.02	2.65	0.87	–0.39	–0.29
Class R6 (7/2/12)
Net asset value	1.14	12.27	1.16	7.83	1.52	4.06	1.34	–0.02	–0.13
Class Y (10/17/11)
Net asset value	1.13	12.20	1.16	7.78	1.51	4.14	1.36	0.07	–0.04

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. Class A, B, C, R, R6, and Y share classes do not carry an initial sales charge or a contingent deferred sales charge. After-sales-charge returns for class N shares reflect the deduction of the maximum 1.50% sales charge, levied at the time of purchase. Performance for class N shares prior to their inception is derived from the historical performance of class A shares, adjusted for the applicable sales charge and the higher operating expenses of class N shares. Performance for class R6 shares prior to their inception is derived from the historical performance of class Y shares.

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

Class B and C share performance reflects conversion to class A shares after eight years.

Ultra Short Duration Income Fund 9

Comparative index returns For periods ended 1/31/22

	Annual
	average		Annual		Annual		Annual
	(life of fund)	10 years	average	5 years	average	3 years	average	1 year	6 months
ICE BofA U.S.
Treasury Bill Index	0.63%	6.69%	0.65%	5.86%	1.15%	2.91%	0.96%	0.02%	–0.01%

Index results should be compared with fund performance at net asset value.

Fund price and distribution information For the six-month period ended 1/31/22

Distributions	Class A	Class B	Class C	Class N		Class R	Class R6	Class Y
Number	6	6	6	6		6	6	6
Income	$0.010835	$0.000519	$0.000510	$0.003218		$0.000509	$0.016388	$0.015900
Capital gains	—	—	—	—		—	—	—
Total	$0.010835	$0.000519	$0.000510	$0.003218		$0.000509	$0.016388	$0.015900
	Net	Net	Net	Before	After	Net	Net	Net
	asset	asset	asset	sales	sales	asset	asset	asset
Share value	value	value	value	charge	charge	value	value	value
7/31/21	$10.08	$10.07	$10.07	$10.07	$10.22	$10.07	$10.10	$10.09
1/31/22	10.06	10.05	10.05	10.05	10.20	10.04	10.07	10.07
	Net	Net	Net	Before	After	Net	Net	Net
Current rate	asset	asset	asset	sales	sales	asset	asset	asset
(end of period)	value	value	value	charge	charge	value	value	value
Current dividend rate[1]	0.26%	0.01%	0.01%	0.10%	0.10%	0.01%	0.36%	0.36%
Current 30-day
SEC yield (with expense
limitation)[2,3]	0.23	–0.02	–0.02	N/A	0.08	–0.02	0.33	0.32
Current 30-day
SEC yield (without
expense limitation)[3]	0.17	–0.23	–0.23	N/A	0.02	–0.23	0.27	0.26

The classification of distributions, if any, is an estimate. Before-sales-charge share value and current dividend rate for class N shares, if applicable, do not take into account any sales charge levied at the time of purchase. After-sales-charge share value, current dividend rate, and current 30-day SEC yield, if applicable, are calculated assuming that the maximum sales charge (1.50% for class N shares) was levied at the time of purchase. Final distribution information will appear on your year-end tax forms.

1 Most recent distribution, including any return of capital and excluding capital gains, annualized and divided by share price before or after sales charge at period-end.

2 For the period, the fund had an expense limitation, without which the yield would have been lower.

3 Based only on investment income and calculated using the maximum offering price for each share class, in accordance with SEC guidelines.

10 Ultra Short Duration Income Fund

Fund performance as of most recent calendar quarter Total return for periods ended 12/31/21

	Annual
	average		Annual		Annual		Annual
	(life of fund)	10 years	average	5 years	average	3 years	average	1 year	6 months
Class A (10/17/11)
Net asset value	1.03%	10.99%	1.05%	7.42%	1.44%	4.14%	1.36%	–0.02%	–0.09%
Class B (10/17/11)
Net asset value	0.72	7.57	0.73	5.45	1.07	3.05	1.01	–0.29	–0.19
Class C (10/17/11)
Net asset value	0.72	7.57	0.73	5.45	1.07	3.05	1.01	–0.29	–0.19
Class N (11/1/18)
Before sales charge	0.89	9.47	0.91	6.73	1.31	3.68	1.21	–0.17	–0.17
After sales charge	0.74	7.83	0.76	5.13	1.01	2.12	0.70	–1.67	–1.66
Class R (10/17/11)
Net asset value	0.64	6.86	0.67	5.45	1.07	3.05	1.01	–0.29	–0.19
Class R6 (7/2/12)
Net asset value	1.16	12.38	1.17	8.00	1.55	4.59	1.51	0.09	–0.03
Class Y (10/17/11)
Net asset value	1.14	12.21	1.16	7.95	1.54	4.45	1.46	0.08	–0.14

See the discussion following the fund performance table on page 9 for information about the calculation of fund performance.

Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. In the most recent six-month period, your fund’s expenses were limited; had expenses not been limited, they would have been higher. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial representative.

Expense ratios

	Class A	Class B	Class C	Class N	Class R	Class R6	Class Y
Net expenses for the fiscal year
ended 7/31/21*	0.40%	0.80%	0.80%	0.55%	0.80%	0.29%	0.30%
Total annual operating expenses for the
fiscal year ended 7/31/21	0.46%	0.86%	0.86%	0.61%	0.86%	0.35%	0.36%
Annualized expense ratio for the
six-month period ended 1/31/22	0.41%	0.61%†	0.61%†	0.56%	0.61%†	0.30%	0.31%

Fiscal year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report.

Expenses are shown as a percentage of average net assets.

* Reflects Putnam Management’s contractual obligation to limit certain fund expenses through 11/30/22.

† Reflects a voluntary waiver of certain fund expenses.

Ultra Short Duration Income Fund 11

Expenses per $1,000

The following table shows the expenses you would have paid on a $1,000 investment in each class of the fund from 8/1/21 to 1/31/22. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

	Class A	Class B	Class C	Class N	Class R	Class R6	Class Y
Expenses paid per $1,000*†	$2.07	$3.07	$3.07	$2.82	$3.07	$1.51	$1.56
Ending value (after expenses)	$999.10	$998.10	$998.10	$998.30	$997.10	$998.70	$999.60

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 1/31/22. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period (184); and then dividing that result by the number of days in the year (365).

Estimate the expenses you paid

To estimate the ongoing expenses you paid for the six months ended 1/31/22, use the following calculation method. To find the value of your investment on 8/1/21, call Putnam at 1-800-225-1581.

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the following table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Class A	Class B	Class C	Class N	Class R	Class R6	Class Y
Expenses paid per $1,000*†	$2.09	$3.11	$3.11	$2.85	$3.11	$1.53	$1.58
Ending value (after expenses)	$1,023.14	$1,022.13	$1,022.13	$1,022.38	$1,022.13	$1,023.69	$1,023.64

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 1/31/22. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period (184); and then dividing that result by the number of days in the year (365).

12 Ultra Short Duration Income Fund

Consider these risks before investing

Putnam Ultra Short Duration Income Fund is not a money market fund. The effects of inflation may erode the value of your investment over time. Funds that invest in government securities are not guaranteed. Mortgage-backed investments, unlike traditional debt investments, are also subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. The fund may have to invest the proceeds from prepaid investments, including mortgage-backed investments, in other investments with less attractive terms and yields.

The value of investments in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political, or financial market conditions; investor sentiment and market perceptions; government actions; geopolitical events or changes; and factors related to a specific issuer, geography, industry, or sector. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings.

Bond investments are subject to interest-rate risk (the risk of bond prices falling if interest rates rise) and credit risk (the risk of an issuer defaulting on interest or principal payments). Interest-rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds. Credit risk is generally greater for debt not backed by the full faith and credit of the U.S. government.

Risks associated with derivatives include increased investment exposure (which may be considered leverage) and, in the case of over-the-counter instruments, the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Unlike bonds, funds that invest in bonds have fees and expenses.

Our investment techniques, analyses, and judgments may not produce the outcome we intend. The investments we select for the fund may not perform as well as other securities that we do not select for the fund. We, or the fund’s other service providers, may experience disruptions or operating errors that could have a negative effect on the fund. You can lose money by investing in the fund.

Ultra Short Duration Income Fund 13

Terms and definitions

Important terms

Total return shows how the value of the fund’s shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Before sales charge, or net asset value, is the price, or value, of one share of a mutual fund, without a sales charge. Before-sales-charge figures fluctuate with market conditions. They are calculated by dividing the net assets of the class of shares by the number of outstanding shares in the class.

After sales charge is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. After-sales-charge performance figures shown here assume the 1.50% maximum sales charge for class N shares.

Net asset value (NAV) is the price, or value, of one share of a mutual fund, without a sales charge. Net asset values fluctuate with market conditions. They are calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Contingent deferred sales charge (CDSC) is generally a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund’s class B CDSC declines over time from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.

Share classes

Class A shares are not subject to an initial sales charge or a CDSC, except that a CDSC may apply to certain redemptions of class A shares obtained by exchanging shares from another Putnam fund that were originally purchased without an initial sales charge if the shares are redeemed within nine months of the original purchase. Exchange of your fund’s class A shares into another Putnam fund may involve an initial sales charge.

Class B shares are closed to new investments and are only available by exchange from another Putnam fund or through dividend and/or capital gains reinvestment. They are not subject to an initial sales charge and may be subject to a CDSC.

Class C shares are not subject to an initial sales charge or a CDSC, except that a CDSC of 1.00% may apply to class C shares obtained in an exchange for class C shares of another Putnam fund if exchanged within one year of the original purchase date.

Class N shares are generally subject to an initial sales charge and no CDSC (except on certain redemptions of shares bought without an initial sales charge). There is a 1.50% maximum sales charge.

Class R shares are not subject to an initial sales charge or CDSC and are only available to employer-sponsored retirement plans.

Class R6 shares are not subject to an initial sales charge or CDSC and carry no 12b-1 fee. They are generally only available to employer-sponsored retirement plans, corporate and institutional clients, and clients in other approved programs.

Class Y shares are not subject to an initial sales charge or CDSC and carry no 12b-1 fee. They are generally only available to corporate and institutional clients and clients in other approved programs.

Fixed-income terms

Current rate is the annual rate of return earned from dividends or interest of an investment. Current rate is expressed as a percentage of the price of a security, fund share, or principal investment.

Mortgage-backed security (MBS), also known as a mortgage “pass-through,” is a type

14 Ultra Short Duration Income Fund

of asset-backed security that is secured by a mortgage or collection of mortgages. The following are types of MBSs:

• Agency “pass-through” has its principal and interest backed by a U.S. government agency, such as the Federal National Mortgage Association (Fannie Mae), Government National Mortgage Association (Ginnie Mae), and Federal Home Loan Mortgage Corporation (Freddie Mac).

• Collateralized mortgage obligation (CMO) represents claims to specific cash flows from pools of home mortgages. The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests in “tranches.” Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates. A CMO is highly sensitive to changes in interest rates and any resulting change in the rate at which homeowners sell their properties, refinance, or otherwise prepay loans. CMOs are subject to prepayment, market, and liquidity risks.

° Interest-only (IO) security is a type of CMO in which the underlying asset is the interest portion of mortgage, Treasury, or bond payments.

• Non-agency residential mortgage-backed security (RMBS) is an MBS not backed by Fannie Mae, Ginnie Mae, or Freddie Mac. One type of RMBS is an Alt-A mortgage-backed security.

• Commercial mortgage-backed security (CMBS) is secured by the loan on a commercial property.

Yield curve is a graph that plots the yields of bonds with equal credit quality against their differing maturity dates, ranging from shortest to longest. It is used as a benchmark for other debt, such as mortgage or bank lending rates.

Comparative indexes

Bloomberg U.S. 1-3 Year Corporate Bond Index is an unmanaged index that tracks the performance of U.S. dollar-denominated, investment-grade, fixed-rate, taxable corporate bonds with 1- to 3-year maturities.

Bloomberg U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

ICE BofA (Intercontinental Exchange Bank of America) U.S. Treasury Bill Index is an unmanaged index that tracks the performance of U.S. dollar-denominated U.S. Treasury bills publicly issued in the U.S. domestic market. Qualifying securities must have a remaining term of at least one month to final maturity and a minimum amount outstanding of $1 billion.

S&P 500® Index is an unmanaged index of common stock performance.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

BLOOMBERG®  is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom, and to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

ICE Data Indices, LLC (“ICE BofA”), used with permission. ICE BofA permits use of the ICE BofA indices and related data on an “as is” basis; makes no warranties regarding same; does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the ICE BofA indices or any data included in, related to, or derived therefrom; assumes no liability in connection with the use of the foregoing; and does not sponsor, endorse, or recommend Putnam Investments, or any of its products or services.

Ultra Short Duration Income Fund 15

Other information for shareholders

Important notice regarding delivery of shareholder documents

In accordance with Securities and Exchange Commission (SEC) regulations, Putnam sends a single notice of internet availability, or a single printed copy, of annual and semiannual shareholder reports, prospectuses, and proxy statements to Putnam shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call Putnam at 1-800-225-1581, and Putnam will begin sending individual copies within 30 days.

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2021, are available in the Individual Investors section of putnam.com and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the fund’s Form N-PORT on the SEC’s website at www.sec.gov.

Prior to its use of Form N-PORT, the fund filed its complete schedule of its portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

Trustee and employee fund ownership

Putnam employees and members of the Board of Trustees place their faith, confidence, and, most importantly, investment dollars in Putnam mutual funds. As of January 31, 2022, Putnam employees had approximately $537,000,000 and the Trustees had approximately $79,000,000 invested in Putnam mutual funds. These amounts include investments by the Trustees’ and employees’ immediate family members as well as investments through retirement and deferred compensation plans.

16 Ultra Short Duration Income Fund

Financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund’s financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal period.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

Ultra Short Duration Income Fund 17

The fund’s portfolio 1/31/22 (Unaudited)

CORPORATE BONDS AND NOTES (62.8%)*	Principal amount	Value
Banking (34.3%)
Australia & New Zealand Banking Group, Ltd. 144A sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.49%), 0.65%, 11/21/22 (Australia)	$24,180,000	$24,263,714
Banco Bilbao Vizcaya Argentaria SA sr. unsec. unsub. notes 0.875%, 9/18/23 (Spain)	28,200,000	27,896,603
Banco Santander SA sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.56%), 1.796%, 4/11/22 (Spain)	33,870,000	33,953,523
Banco Santander SA sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.12%), 1.358%, 4/12/23 (Spain)	58,074,000	58,609,111
Banco Santander SA sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.09%), 1.254%, 2/23/23 (Spain)	26,200,000	26,412,910
Banco Santander SA sr. unsec. unsub. notes 3.50%, 4/11/22 (Spain)	25,349,000	25,494,821
Bank of America Corp. sr. unsec. FRN Ser. GMTN, (BBA LIBOR USD 3 Month + 0.96%), 1.219%, 7/23/24	11,340,000	11,434,190
Bank of America Corp. sr. unsec. FRN Ser. MTN, (Bloomberg 3 Month Short Term Bank Yield Index + 0.43%), 0.593%, 5/28/24	71,000,000	71,007,100
Bank of America Corp. sr. unsec. unsub. FRN 3.004%, 12/20/23	36,246,000	36,796,384
Bank of America Corp. sr. unsec. unsub. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.79%), 0.97%, 3/5/24	62,949,000	63,265,009
Bank of Montreal sr. unsec. FRN Ser. MTN, (Secured Overnight Funding Rate + 0.47%), 0.515%, 1/10/25 (Canada)	46,935,000	46,983,343
Bank of Montreal sr. unsec. unsub. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.57%), 0.79%, 3/26/22 (Canada)	57,966,000	58,006,195
Bank of Montreal sr. unsec. unsub. FRN Ser. MTN, (Secured Overnight Funding Rate + 0.32%), 0.37%, 7/9/24 (Canada)	37,695,000	37,574,671
Bank of Montreal sr. unsec. unsub. FRN Ser. MTN, (Secured Overnight Funding Rate + 0.27%), 0.32%, 4/14/23 (Canada)	28,038,000	28,020,056
Bank of New York Mellon Corp. (The) sr. unsec. unsub. FRN (Secured Overnight Funding Rate + 0.20%), 0.25%, 10/25/24	32,723,000	32,631,023
Bank of Nova Scotia (The) sr. unsec. FRN (Secured Overnight Funding Rate + 0.45%), 0.495%, 4/15/24 (Canada)	74,000,000	74,065,860
Bank of Nova Scotia (The) sr. unsec. notes 1.625%, 5/1/23 (Canada)	5,040,000	5,059,004
Bank of Nova Scotia (The) sr. unsec. unsub. FRN (Secured Overnight Funding Rate + 0.38%), 0.43%, 7/31/24 (Canada)	46,700,000	46,652,821
Bank of Nova Scotia (The) sr. unsec. unsub. FRN (Secured Overnight Funding Rate + 0.28%), 0.33%, 6/23/23 (Canada)	25,700,000	25,684,837
Bank of Nova Scotia (The) sr. unsec. unsub. FRN (Secured Overnight Funding Rate + 0.26%), 0.309%, 9/15/23 (Canada)	22,930,000	22,906,382

18 Ultra Short Duration Income Fund

CORPORATE BONDS AND NOTES (62.8%)* cont.	Principal amount	Value
Banking cont.
Bank of Nova Scotia (The) sr. unsec. unsub. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.62%), 0.834%, 9/19/22 (Canada)	$5,096,000	$5,110,325
Banque Federative du Credit Mutuel SA 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.96%), 1.214%, 7/20/23 (France)	7,635,000	7,719,001
Banque Federative du Credit Mutuel SA 144A sr. unsec. FRN (Secured Overnight Funding Rate + 0.41%), 0.459%, 2/4/25 (France)	70,375,000	70,200,259
Banque Federative du Credit Mutuel SA 144A sr. unsec. notes 2.125%, 11/21/22 (France)	36,233,000	36,579,187
Banque Federative du Credit Mutuel SA 144A sr. unsec. notes 0.65%, 2/27/24 (France)	35,500,000	34,715,635
Barclays PLC sr. unsec. FRN (BBA LIBOR USD 3 Month + 1.43%), 1.586%, 2/15/23 (United Kingdom)	9,500,000	9,504,320
Barclays PLC sr. unsec. unsub. FRN 4.61%, 2/15/23 (United Kingdom)	63,388,000	63,461,396
Barclays PLC sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.38%), 1.535%, 5/16/24 (United Kingdom)	45,440,000	46,046,694
BBVA USA sr. unsec. notes Ser. BKNT, 2.875%, 6/29/22	8,545,000	8,605,605
BNP Paribas SA 144A sr. unsec. notes 2.95%, 5/23/22 (France)	21,815,000	21,976,983
BPCE SA 144A company guaranty sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.22%), 1.38%, 5/22/22 (France)	26,663,000	26,743,789
BPCE SA 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 1.24%), 1.441%, 9/12/23 (France)	61,337,000	62,208,844
BPCE SA 144A sr. unsec. FRN (Secured Overnight Funding Rate + 0.57%), 0.62%, 1/14/25 (France)	24,089,000	24,109,596
Canadian Imperial Bank of Commerce sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.72%), 0.931%, 6/16/22 (Canada)	6,300,000	6,314,532
Canadian Imperial Bank of Commerce sr. unsec. unsub. FRN (Secured Overnight Funding Rate + 0.80%), 0.849%, 3/17/23 (Canada)	62,781,000	63,148,098
Canadian Imperial Bank of Commerce sr. unsec. unsub. FRN (Secured Overnight Funding Rate + 0.42%), 0.47%, 10/18/24 (Canada)	37,396,000	37,365,335
Canadian Imperial Bank of Commerce sr. unsec. unsub. FRN (Secured Overnight Funding Rate + 0.34%), 0.389%, 6/22/23 (Canada)	47,455,000	47,474,658
Canadian Imperial Bank of Commerce sr. unsec. unsub. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.66%), 0.861%, 9/13/23 (Canada)	20,445,000	20,582,021
Capital One NA sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.82%), 0.964%, 8/8/22	9,900,000	9,914,036
Citigroup, Inc. sr. unsec. FRN (BBA LIBOR USD 3 Month + 1.43%), 1.601%, 9/1/23	30,501,000	30,709,681
Citigroup, Inc. sr. unsec. FRN (BBA LIBOR USD 3 Month + 1.02%), 1.194%, 6/1/24	70,752,000	71,352,401
Citigroup, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.96%), 1.218%, 4/25/22	28,085,000	28,101,304

Ultra Short Duration Income Fund 19

CORPORATE BONDS AND NOTES (62.8%)* cont.	Principal amount	Value
Banking cont.
Citigroup, Inc. sr. unsec. unsub. FRN (Secured Overnight Funding Rate + 0.67%), 0.719%, 5/1/25	$39,605,000	$39,771,618
Citizens Bank NA sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.95%), 1.17%, 3/29/23	17,893,000	18,000,608
Citizens Bank NA sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.81%), 0.99%, 5/26/22	12,580,000	12,610,322
Cooperatieve Rabobank UA sr. unsec. FRN (Secured Overnight Funding Rate + 0.38%), 0.43%, 1/10/25 (Netherlands)	63,599,000	63,713,478
Cooperatieve Rabobank UA sr. unsec. FRN (Secured Overnight Funding Rate + 0.30%), 0.35%, 1/12/24 (Netherlands)	46,000,000	46,072,246
Cooperatieve Rabobank UA 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.86%), 1.08%, 9/26/23 (Netherlands)	27,341,000	27,584,816
Credit Agricole SA/London 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 1.02%), 1.279%, 4/24/23 (United Kingdom)	65,372,000	66,002,517
Credit Suisse Group AG sr. unsec. FRN (Secured Overnight Funding Rate + 0.39%), 0.44%, 2/2/24	33,500,000	33,470,755
Credit Suisse Group AG sr. unsec. unsub. FRN (Secured Overnight Funding Rate + 0.38%), 0.429%, 8/9/23	18,345,000	18,347,753
Credit Suisse Group AG 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 1.24%), 1.441%, 6/12/24 (Switzerland)	71,642,000	72,256,691
Credit Suisse Group Funding Guernsey, Ltd. company guaranty sr. unsec. unsub. notes 3.80%, 9/15/22 (United Kingdom)	31,294,000	31,861,400
DNB Bank ASA jr. unsec. sub. FRN 6.50%, 3/26/22 (Norway)	35,141,000	35,369,417
DNB Bank ASA 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.62%), 0.793%, 12/2/22 (Norway)	46,725,000	46,938,162
Federation des Caisses Desjardins du Quebec 144A sr. unsec. FRN (Secured Overnight Funding Rate + 0.43%), 0.479%, 5/21/24 (Canada)	41,990,000	42,045,511
First-Citizens Bank & Trust Co. sr. unsec. sub. FRN 3.929%, 6/19/24	3,963,000	4,061,422
Huntington Bancshares, Inc. unsec. notes 4.35%, 2/4/23	7,864,000	8,080,894
ING Groep NV sr. unsec. FRN (BBA LIBOR USD 3 Month + 1.00%), 1.214%, 10/2/23 (Netherlands)	68,704,000	69,587,696
ING Groep NV sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.15%), 1.37%, 3/29/22 (Netherlands)	34,003,000	34,061,112
ING Groep NV sr. unsec. unsub. notes 3.15%, 3/29/22 (Netherlands)	30,490,000	30,618,860
Intesa Sanpaolo SpA 144A sr. unsec. notes 3.375%, 1/12/23 (Italy)	30,113,000	30,622,639
Intesa Sanpaolo SpA 144A sr. unsec. notes 3.125%, 7/14/22 (Italy)	54,766,000	55,295,442
JPMorgan Chase & Co. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.90%), 1.158%, 4/25/23	10,291,000	10,333,409
JPMorgan Chase & Co. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.89%), 1.149%, 7/23/24	28,880,000	29,129,165

20 Ultra Short Duration Income Fund

CORPORATE BONDS AND NOTES (62.8%)* cont.	Principal amount	Value
Banking cont.
JPMorgan Chase & Co. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.73%), 0.989%, 4/23/24	$60,212,000	$60,479,763
JPMorgan Chase & Co. sr. unsec. unsub. FRN (Secured Overnight Funding Rate + 0.58%), 0.629%, 3/16/24	13,994,000	14,021,802
JPMorgan Chase & Co. sr. unsec. unsub. FRN 2.776%, 4/25/23	11,870,000	11,911,694
JPMorgan Chase & Co. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.23%), 1.489%, 10/24/23	52,951,000	53,333,624
KeyBank NA sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.66%), 0.792%, 2/1/22	40,000,000	40,000,000
KeyBank NA sr. unsec. FRN Ser. BKNT, 0.423%, 1/3/24	53,877,000	53,472,518
KeyBank NA sr. unsec. FRN Ser. BKNT, (Secured Overnight Funding Rate + 0.34%), 0.39%, 1/3/24	54,980,000	54,969,581
KeyBank NA sr. unsec. FRN Ser. BKNT, (Secured Overnight Funding Rate + 0.32%), 0.37%, 6/14/24	27,540,000	27,512,185
Lloyds Banking Group PLC sr. unsec. FRN 1.326%, 6/15/23 (United Kingdom)	44,200,000	44,203,700
Lloyds Banking Group PLC sr. unsec. unsub. FRN 2.907%, 11/7/23 (United Kingdom)	14,264,000	14,425,445
Lloyds Banking Group PLC sr. unsec. unsub. FRN 2.858%, 3/17/23 (United Kingdom)	33,189,000	33,256,090
Lloyds Banking Group PLC sr. unsec. unsub. FRN 0.695%, 5/11/24 (United Kingdom)	42,392,000	41,929,735
Mitsubishi UFJ Financial Group, Inc. sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.86%), 1.127%, 7/26/23 (Japan)	80,595,000	81,303,435
Mitsubishi UFJ Financial Group, Inc. sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.74%), 0.913%, 3/2/23 (Japan)	16,300,000	16,388,963
Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.92%), 1.08%, 2/22/22 (Japan)	23,818,000	23,828,717
Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.79%), 1.048%, 7/25/22 (Japan)	24,138,000	24,207,287
Mizuho Financial Group, Inc. sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.99%), 1.226%, 7/10/24 (Japan)	17,800,000	17,954,432
Mizuho Financial Group, Inc. sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.94%), 1.116%, 2/28/22 (Japan)	45,569,000	45,597,250
Mizuho Financial Group, Inc. sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.63%), 0.81%, 5/25/24 (Japan)	36,473,000	36,588,891
Mizuho Financial Group, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.00%), 1.201%, 9/11/24 (Japan)	8,907,000	8,986,114
Mizuho Financial Group, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.79%), 0.97%, 3/5/23 (Japan)	13,977,000	14,054,181
Mizuho Financial Group, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.88%), 1.081%, 9/11/22 (Japan)	52,440,000	52,653,378
National Australia Bank, Ltd. 144A sr. unsec. FRN (Secured Overnight Funding Rate + 0.38%), 0.422%, 1/12/25 (Australia)	70,891,000	70,941,333
National Australia Bank, Ltd. 144A sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.41%), 0.611%, 12/13/22 (Australia)	36,650,000	36,767,972

Ultra Short Duration Income Fund 21

CORPORATE BONDS AND NOTES (62.8%)* cont.	Principal amount	Value
Banking cont.
National Bank of Canada company guaranty sr. unsec. FRN 0.90%, 8/15/23 (Canada)	$48,000,000	$47,926,963
National Bank of Canada company guaranty sr. unsec. FRN (Secured Overnight Funding Rate + 0.49%), 0.539%, 8/6/24 (Canada)	36,500,000	36,548,123
Nationwide Building Society sr. unsec. FRN 3.622%, 4/26/23 (United Kingdom)	68,804,000	69,161,808
NatWest Group PLC sr. unsec. unsub. FRN 3.498%, 5/15/23 (United Kingdom)	56,615,000	56,951,968
NatWest Group PLC sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.55%), 1.77%, 6/25/24 (United Kingdom)	54,317,000	55,179,299
NatWest Group PLC sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.47%), 1.626%, 5/15/23 (United Kingdom)	57,732,000	57,919,054
Nordea Bank ABP 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.94%), 1.115%, 8/30/23 (Finland)	8,522,000	8,602,006
Nordea Bank ABP 144A unsec. sub. notes 4.25%, 9/21/22 (Finland)	7,318,000	7,465,993
PNC Bank NA sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.33%), 0.495%, 2/24/23	46,065,000	46,122,436
Royal Bank of Canada sr. unsec. FRN Ser. GMTN, (BBA LIBOR USD 3 Month + 0.36%), 0.601%, 1/17/23 (Canada)	42,500,000	42,561,228
Royal Bank of Canada sr. unsec. unsub. FRN (Secured Overnight Funding Rate + 0.36%), 0.41%, 7/29/24 (Canada)	37,500,000	37,481,187
Royal Bank of Canada sr. unsec. unsub. FRN Ser. GMTN, (Secured Overnight Funding Rate + 0.34%), 0.39%, 10/7/24 (Canada)	45,925,000	45,850,697
Royal Bank of Canada sr. unsec. unsub. FRN Ser. MTN, (Secured Overnight Funding Rate + 0.45%), 0.50%, 10/26/23 (Canada)	27,919,000	28,041,006
Royal Bank of Canada sr. unsec. unsub. notes (Secured Overnight Funding Rate + 0.40%), 0.449%, 8/5/22 (Canada)	27,800,000	27,828,717
Santander Holdings USA, Inc. sr. unsec. unsub. notes 3.40%, 1/18/23	21,353,000	21,733,919
Skandinaviska Enskilda Banken AB 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.65%), 0.846%, 12/12/22 (Sweden)	20,000,000	20,084,851
Skandinaviska Enskilda Banken AB 144A sr. unsec. notes 0.55%, 9/1/23 (Sweden)	23,478,000	23,172,669
Skandinaviska Enskilda Banken AB 144A sr. unsec. notes (BBA LIBOR USD 3 Month + 0.32%), 0.491%, 9/1/23 (Sweden)	57,957,000	58,047,804
Sumitomo Mitsui Financial Group, Inc. sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.80%), 1.041%, 10/16/23 (Japan)	32,710,000	33,001,438
Sumitomo Mitsui Financial Group, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.78%), 1.018%, 7/12/22 (Japan)	10,614,000	10,642,325

22 Ultra Short Duration Income Fund

CORPORATE BONDS AND NOTES (62.8%)* cont.	Principal amount	Value
Banking cont.
Sumitomo Mitsui Financial Group, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.74%), 0.981%, 1/17/23 (Japan)	$13,423,000	$13,498,580
Sumitomo Mitsui Financial Group, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.74%), 0.981%, 10/18/22 (Japan)	4,932,000	4,954,641
Sumitomo Mitsui Financial Group, Inc. sr. unsec. unsub. notes 2.778%, 10/18/22 (Japan)	36,373,000	36,900,894
Sumitomo Mitsui Trust Bank, Ltd. 144A sr. unsec. notes 0.80%, 9/12/23 (Japan)	47,459,000	46,944,765
Sumitomo Mitsui Trust Bank, Ltd. 144A sr. unsec. unsub. FRN (Secured Overnight Funding Rate + 0.44%), 0.485%, 9/16/24 (Japan)	51,242,000	51,204,227
SunTrust Bank sr. unsec. unsub. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.59%), 0.748%, 5/17/22	36,600,000	36,632,810
Svenska Handelsbanken AB 144A sr. unsec. notes 0.625%, 6/30/23 (Sweden)	17,000,000	16,852,528
Swedbank AB 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.70%), 0.898%, 3/14/22 (Sweden)	9,300,000	9,306,789
Swedbank AB 144A sr. unsec. notes 1.30%, 6/2/23 (Sweden)	19,500,000	19,494,872
Swedbank AB 144A sr. unsec. notes 0.60%, 9/25/23 (Sweden)	9,653,000	9,521,829
Synovus Bank sr. unsec. FRN 2.289%, 2/10/23	13,485,000	13,487,729
Toronto-Dominion Bank (The) sr. unsec. FRN Ser. MTN, (Secured Overnight Funding Rate + 0.35%), 0.399%, 9/10/24 (Canada)	36,820,000	36,824,787
Toronto-Dominion Bank (The) sr. unsec. unsub. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.35%), 0.609%, 7/22/22 (Canada)	42,000,000	41,971,692
Toronto-Dominion Bank (The) sr. unsec. unsub. FRN Ser. MTN, (Secured Overnight Funding Rate + 0.48%), 0.53%, 1/27/23 (Canada)	57,295,000	57,426,054
Toronto-Dominion Bank (The) sr. unsec. unsub. notes Ser. MTN, 0.45%, 9/11/23 (Canada)	11,127,000	10,974,789
Truist Bank sr. unsec. FRN Ser. BKNT, (Secured Overnight Funding Rate + 0.73%), 0.779%, 3/9/23	38,890,000	39,061,434
Truist Bank sr. unsec. unsub. FRN Ser. BKNT, (Secured Overnight Funding Rate + 0.20%), 0.25%, 1/17/24	55,450,000	55,359,062
Truist Financial Corp. sr. unsec. unsub. FRB Ser. MTN, (BBA LIBOR USD 3 Month + 0.65%), 0.864%, 4/1/22	26,180,000	26,186,885
U.S. Bank NA sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.40%), 0.598%, 12/9/22	47,500,000	47,574,908
U.S. Bank NA sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.44%), 0.604%, 5/23/22	47,990,000	48,018,840
U.S. Bank NA sr. unsec. unsub. FRN Ser. BKNT, (Bloomberg 3 Month Short Term Bank Yield Index + 0.17%), 0.335%, 6/2/23	7,984,000	7,975,936
UBS AG/London 144A sr. unsec. FRN (Secured Overnight Funding Rate + 0.47%), 0.52%, 1/13/25 (United Kingdom)	2,480,000	2,477,644

Ultra Short Duration Income Fund 23

CORPORATE BONDS AND NOTES (62.8%)* cont.	Principal amount	Value
Banking cont.
UBS AG/London 144A sr. unsec. FRN (Secured Overnight Funding Rate + 0.36%), 0.409%, 2/9/24 (United Kingdom)	$47,500,000	$47,391,035
UBS AG/London 144A sr. unsec. notes 1.75%, 4/21/22 (United Kingdom)	9,355,000	9,373,030
UBS Group AG 144A sr. unsec. FRN 2.859%, 8/15/23 (Switzerland)	46,684,000	47,086,696
UBS Group AG 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 1.22%), 1.384%, 5/23/23 (Switzerland)	15,030,000	15,079,256
UBS Group AG 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.95%), 1.106%, 8/15/23 (Switzerland)	50,313,000	50,496,935
UBS Group Funding (Switzerland) AG 144A company guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month + 1.53%), 1.662%, 2/1/22 (Switzerland)	20,587,000	20,587,679
UniCredit SpA 144A sr. unsec. unsub. notes 3.75%, 4/12/22 (Italy)	75,701,000	76,108,249
Wells Fargo & Co. sr. unsec. FRN (BBA LIBOR USD 3 Month + 1.23%), 1.529%, 10/31/23	53,206,000	53,599,458
Wells Fargo & Co. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.90%), 1.058%, 5/17/23	9,100,000	9,120,411
Westpac Banking Corp. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.39%), 0.634%, 1/13/23 (Australia)	17,300,000	17,356,111
Westpac Banking Corp. sr. unsec. unsub. FRN (Secured Overnight Funding Rate + 0.30%), 0.347%, 11/18/24 (Australia)	43,562,000	43,470,258
		4,949,929,584
Basic materials (0.6%)
Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4.625%, 11/15/22 (Germany)	23,775,000	24,404,942
Georgia-Pacific, LLC 144A sr. unsec. notes 0.625%, 5/15/24	23,275,000	22,694,400
Glencore Finance Canada, Ltd. 144A company guaranty sr. unsec. unsub. notes 4.25%, 10/25/22 (Canada)	4,540,000	4,645,419
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 3.00%, 10/27/22	2,490,000	2,520,873
International Flavors & Fragrances, Inc. 144A sr. unsec. notes 0.697%, 9/15/22	14,000,000	13,960,539
Nutrien, Ltd. sr. unsec. notes 1.90%, 5/13/23 (Canada)	15,600,000	15,674,831
Westlake Chemical Corp. sr. unsec. notes 0.875%, 8/15/24	7,332,000	7,137,411
		91,038,415
Capital goods (0.8%)
Caterpillar Financial Services Corp. sr. unsec. unsub. FRN Ser. MTN, (Secured Overnight Funding Rate + 0.27%), 0.319%, 9/13/24	18,650,000	18,684,503
Honeywell International, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.37%), 0.514%, 8/8/22	28,000,000	28,032,294
L3Harris Technologies, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.75%), 0.951%, 3/10/23	64,900,000	65,089,450
		111,806,247

24 Ultra Short Duration Income Fund

CORPORATE BONDS AND NOTES (62.8%)* cont.	Principal amount	Value
Communication services (1.2%)
American Tower Corp. sr. unsec. notes 0.60%, 1/15/24 R	$21,400,000	$20,960,847
American Tower Corp. sr. unsec. unsub. notes 3.50%, 1/31/23 R	4,660,000	4,761,483
AT&T, Inc. sr. unsec. FRN (BBA LIBOR USD 3 Month + 1.18%), 1.381%, 6/12/24	35,711,000	36,400,538
AT&T, Inc. sr. unsec. unsub. FRN (Secured Overnight Funding Rate + 0.64%), 0.69%, 3/25/24	43,033,000	42,992,119
Verizon Communications, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.10%), 1.256%, 5/15/25	43,166,000	44,055,047
Verizon Communications, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.00%), 1.211%, 3/16/22	24,750,000	24,775,414
		173,945,448
Conglomerates (0.6%)
Siemens Financieringsmaatschappij NV 144A company guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.61%), 0.821%, 3/16/22 (Netherlands)	37,850,000	37,874,020
Siemens Financieringsmaatschappij NV 144A company guaranty sr. unsec. FRN (Secured Overnight Funding Rate + 0.43%), 0.479%, 3/11/24 (Netherlands)	42,200,000	42,303,306
		80,177,326
Consumer cyclicals (2.5%)
BMW US Capital, LLC 144A company guaranty sr. unsec. FRN (Secured Overnight Funding Rate + 0.53%), 0.58%, 4/1/24	24,200,000	24,305,571
BMW US Capital, LLC 144A company guaranty sr. unsec. FRN (Secured Overnight Funding Rate + 0.38%), 0.429%, 8/12/24	37,400,000	37,477,792
Daimler Finance North America, LLC 144A company guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.90%), 1.056%, 2/15/22	14,000,000	14,004,199
Daimler Trucks Finance North America, LLC 144A company guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.84%), 0.985%, 5/4/23	10,615,000	10,683,629
Daimler Trucks Finance North America, LLC 144A company guaranty sr. unsec. FRN (Secured Overnight Funding Rate + 0.75%), 0.799%, 12/13/24	23,389,000	23,422,488
Daimler Trucks Finance North America, LLC 144A company guaranty sr. unsec. FRN (Secured Overnight Funding Rate + 0.60%), 0.649%, 12/14/23	28,067,000	28,130,422
Daimler Trucks Finance North America, LLC 144A company guaranty sr. unsec. FRN (Secured Overnight Funding Rate + 0.50%), 0.549%, 6/14/23	37,423,000	37,470,527
General Motors Financial Co., Inc. company guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month + 1.31%), 1.528%, 6/30/22	4,580,000	4,599,648
General Motors Financial Co., Inc. sr. unsec. sub. FRN (Secured Overnight Funding Rate + 0.76%), 0.809%, 3/8/24	4,420,000	4,428,634
Hyundai Capital America 144A sr. unsec. notes 3.95%, 2/1/22 (South Korea)	4,500,000	4,500,000

Ultra Short Duration Income Fund 25

CORPORATE BONDS AND NOTES (62.8%)* cont.	Principal amount	Value
Consumer cyclicals cont.
Toyota Motor Credit Corp. sr. unsec. unsub. FRN (Secured Overnight Funding Rate + 0.29%), 0.339%, 9/13/24	$47,610,000	$47,494,242
Toyota Motor Credit Corp. sr. unsec. unsub. FRN Ser. MTN, (Secured Overnight Funding Rate + 0.34%), 0.39%, 10/14/22	18,500,000	18,505,180
Toyota Motor Credit Corp. sr. unsec. unsub. FRN Ser. MTN, (Secured Overnight Funding Rate + 0.33%), 0.38%, 1/11/24	55,600,000	55,600,000
Toyota Motor Credit Corp. sr. unsec. unsub. FRN Ser. MTN, (Secured Overnight Funding Rate + 0.32%), 0.37%, 4/6/23	32,700,000	32,700,785
Volkswagen Group of America Finance, LLC 144A company guaranty sr. unsec. notes 2.90%, 5/13/22	2,900,000	2,917,765
Whirlpool Corp. sr. unsec. unsub. notes 4.70%, 6/1/22	18,328,000	18,560,901
		364,801,783
Consumer finance (4.0%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. FRN (Secured Overnight Funding Rate + 0.68%), 0.73%, 9/29/23 (Ireland)	54,354,000	54,362,136
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. unsub. notes 4.625%, 7/1/22 (Ireland)	17,739,000	18,015,003
Air Lease Corp. sr. unsec. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.35%), 0.553%, 12/15/22	46,500,000	46,481,173
American Express Co. sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.61%), 0.927%, 8/1/22	2,600,000	2,604,714
American Express Co. sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.75%), 0.891%, 8/3/23	14,155,000	14,235,966
American Express Co. sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.65%), 0.826%, 2/27/23	5,901,000	5,926,761
American Express Co. sr. unsec. notes 2.50%, 8/1/22	9,300,000	9,372,540
American Express Co. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.62%), 0.78%, 5/20/22	61,545,000	61,612,325
American Express Co. sr. unsec. unsub. FRN (Secured Overnight Funding Rate + 0.23%), 0.279%, 11/3/23	37,415,000	37,368,605
American Honda Finance Corp. sr. unsec. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.42%), 0.61%, 9/8/23	19,000,000	19,052,739
American Honda Finance Corp. sr. unsec. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.37%), 0.516%, 5/10/23	69,262,000	69,369,953
American Honda Finance Corp. sr. unsec. unsub. notes Ser. MTN, 2.60%, 11/16/22	5,026,000	5,089,300
Capital One Financial Corp. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.95%), 1.148%, 3/9/22	4,355,000	4,355,756
Capital One Financial Corp. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.72%), 1.019%, 1/30/23	54,407,000	54,523,866
Capital One Financial Corp. sr. unsec. unsub. FRN (Secured Overnight Funding Rate + 0.69%), 0.74%, 12/6/24	47,215,000	47,174,466
Capital One Financial Corp. sr. unsec. unsub. notes 3.05%, 3/9/22	7,680,000	7,683,934

26 Ultra Short Duration Income Fund

CORPORATE BONDS AND NOTES (62.8%)* cont.	Principal amount	Value
Consumer finance cont.
Discover Financial Services sr. unsec. notes 3.85%, 11/21/22	$52,153,000	$53,313,179
Discover Financial Services sr. unsec. unsub. notes 5.20%, 4/27/22	19,857,000	20,075,754
International Lease Finance Corp. sr. unsec. unsub. notes 5.875%, 8/15/22	2,189,000	2,245,778
Synchrony Financial sr. unsec. notes 2.85%, 7/25/22	38,670,000	38,967,194
		571,831,142
Consumer staples (0.7%)
Conagra Brands, Inc. sr. unsec. unsub. notes 0.50%, 8/11/23	14,000,000	13,786,638
Constellation Brands, Inc. company guaranty sr. unsec. notes 3.20%, 2/15/23	2,480,000	2,522,074
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 3.30%, 10/15/22	1,065,000	1,081,827
General Mills, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.01%), 1.249%, 10/17/23	11,535,000	11,682,081
Keurig Dr Pepper, Inc. company guaranty sr. unsec. notes 0.75%, 3/15/24	29,313,000	28,677,729
Mondelez International Holdings Netherlands BV 144A company guaranty sr. unsec. notes 2.125%, 9/19/22 (Netherlands)	6,790,000	6,846,191
Mondelez International, Inc. company guaranty sr. unsec. sub. notes 0.625%, 7/1/22	25,500,000	25,484,149
Nestle Holdings, Inc. 144A company guaranty sr. unsec. notes 0.375%, 1/15/24	13,931,000	13,625,828
		103,706,517
Energy (0.8%)
Chevron USA, Inc. company guaranty sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.20%), 0.354%, 8/11/23	42,293,000	42,313,142
Chevron USA, Inc. company guaranty sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.11%), 0.264%, 8/12/22	28,196,000	28,208,197
Phillips 66 company guaranty sr. unsec. unsub. notes 4.30%, 4/1/22	8,171,000	8,220,884
Plains All American Pipeline LP/PAA Finance Corp. sr. unsec. unsub. notes 3.65%, 6/1/22	26,001,000	26,064,500
Williams Partners LP sr. unsec. unsub. notes 3.35%, 8/15/22	3,924,000	3,952,538
		108,759,261
Financial (1.7%)
Macquarie Group, Ltd. 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 1.35%), 1.57%, 3/27/24 (Australia)	51,346,000	51,881,025
Macquarie Group, Ltd. 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 1.02%), 1.196%, 11/28/23 (Australia)	62,295,000	62,624,042
Nasdaq, Inc. sr. unsec. notes 0.445%, 12/21/22	23,000,000	22,862,550
Secured Forward-Backed Note 2021-05 144A sr. FRN (BBA LIBOR USD 3 Month + 0.35%), 0.57%, 6/28/22	82,500,000	82,483,500
Secured Forward-Backed Note 2021-05 144A sr. unsub. FRN (BBA LIBOR USD 3 Month + 0.37%), 0.59%, 9/28/22	30,000,000	29,988,000
		249,839,117

Ultra Short Duration Income Fund 27

CORPORATE BONDS AND NOTES (62.8%)* cont.	Principal amount	Value
Health care (2.2%)
AbbVie, Inc. sr. unsec. FRN 0.81%, 11/21/22	$22,961,000	$23,045,816
AstraZeneca PLC sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.67%), 0.823%, 8/17/23 (United Kingdom)	36,320,000	36,541,443
Becton Dickinson and Co. sr. unsec. FRN (BBA LIBOR USD 3 Month + 1.03%), 1.21%, 6/6/22	45,451,000	45,586,958
Bristol-Myers Squibb Co. sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.38%), 0.535%, 5/16/22	9,300,000	9,306,632
Cigna Corp. company guaranty sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.89%), 1.131%, 7/15/23	64,462,000	65,083,475
CVS Health Corp. sr. unsec. notes 4.75%, 12/1/22	10,500,000	10,724,690
CVS Health Corp. sr. unsec. unsub. notes 3.50%, 7/20/22	4,000,000	4,034,374
Gilead Sciences, Inc. sr. unsec. notes 0.75%, 9/29/23	21,000,000	20,764,317
Stryker Corp. sr. unsec. notes 0.60%, 12/1/23	14,000,000	13,779,489
Thermo Fisher Scientific, Inc. sr. unsec. FRN (Secured Overnight Funding Rate + 0.53%), 0.58%, 10/18/24	14,025,000	14,032,966
Thermo Fisher Scientific, Inc. sr. unsec. FRN (Secured Overnight Funding Rate + 0.39%), 0.44%, 10/18/23	32,726,000	32,703,564
Thermo Fisher Scientific, Inc. sr. unsec. FRN (Secured Overnight Funding Rate + 0.35%), 0.40%, 4/18/23	46,751,000	46,750,999
		322,354,723
Insurance (5.3%)
AIG Global Funding 144A sr. unsub. FRN (Secured Overnight Funding Rate + 0.38%), 0.429%, 12/15/23	37,000,000	36,951,237
Athene Global Funding 144A FRN (Secured Overnight Funding Rate + 0.72%), 0.765%, 1/7/25	46,845,000	46,893,250
Athene Global Funding 144A FRN (Secured Overnight Funding Rate + 0.56%), 0.609%, 8/19/24	32,630,000	32,546,327
Athene Global Funding 144A sr. FRN (Secured Overnight Funding Rate + 0.70%), 0.749%, 5/24/24	4,604,000	4,611,703
Jackson National Life Global Funding 144A FRN (Secured Overnight Funding Rate + 0.60%), 0.65%, 1/6/23	46,750,000	46,893,990
Jackson National Life Global Funding 144A sr. FRN (BBA LIBOR USD 3 Month + 0.73%), 0.95%, 6/27/22	33,784,000	33,857,197
Liberty Mutual Group, Inc. 144A company guaranty sr. unsec. unsub. notes 4.95%, 5/1/22	4,660,000	4,709,175
MassMutual Global Funding II 144A FRN (Secured Overnight Funding Rate + 0.36%), 0.41%, 4/12/24	74,780,000	74,928,812
MassMutual Global Funding II 144A FRN (Secured Overnight Funding Rate + 0.27%), 0.32%, 10/21/24	28,116,000	28,115,999
MassMutual Global Funding II 144A notes 2.25%, 7/1/22	7,440,000	7,496,321
MET Tower Global Funding 144A FRN (Secured Overnight Funding Rate + 0.55%), 0.60%, 1/17/23	13,300,000	13,345,047
MET Tower Global Funding 144A notes 0.55%, 7/13/22	23,000,000	22,998,893
Metropolitan Life Global Funding I 144A company guaranty sr. FRN (Secured Overnight Funding Rate + 0.30%), 0.35%, 9/27/24	19,850,000	19,819,019
Metropolitan Life Global Funding I 144A FRN (Secured Overnight Funding Rate + 0.32%), 0.37%, 1/7/24	27,300,000	27,276,549
Metropolitan Life Global Funding I 144A notes 2.40%, 6/17/22	7,400,000	7,449,987

28 Ultra Short Duration Income Fund

CORPORATE BONDS AND NOTES (62.8%)* cont.	Principal amount	Value
Insurance cont.
New York Life Global Funding 144A FRN (BBA LIBOR USD 3 Month + 0.52%), 0.721%, 6/10/22	$47,550,000	$47,622,600
New York Life Global Funding 144A FRN (Secured Overnight Funding Rate + 0.36%), 0.41%, 10/21/23	9,500,000	9,525,337
New York Life Global Funding 144A FRN (Secured Overnight Funding Rate + 0.22%), 0.27%, 2/2/23	27,255,000	27,258,734
New York Life Global Funding 144A sr. notes (BBA LIBOR USD 3 Month + 0.28%), 0.511%, 1/10/23	56,750,000	56,809,074
New York Life Global Funding 144A sr. unsub. FRN (Secured Overnight Funding Rate + 0.33%), 0.38%, 1/14/25	9,020,000	9,028,028
Northwestern Mutual Global Funding 144A FRN (Secured Overnight Funding Rate + 0.33%), 0.38%, 3/25/24	27,995,000	28,015,569
Pacific Life Global Funding II 144A company guaranty sr. notes 0.50%, 9/23/23	28,215,000	27,784,470
Pacific Life Global Funding II 144A FRN (Secured Overnight Funding Rate + 0.40%), 0.45%, 1/27/25	46,685,000	46,685,349
Pacific Life Global Funding II 144A unsec. FRN (Secured Overnight Funding Rate + 0.38%), 0.429%, 4/12/24	47,055,000	47,086,448
Principal Life Global Funding II 144A FRN (Secured Overnight Funding Rate + 0.45%), 0.50%, 4/12/24	28,000,000	28,085,960
Principal Life Global Funding II 144A FRN (Secured Overnight Funding Rate + 0.38%), 0.429%, 8/23/24	18,615,000	18,634,096
Protective Life Global Funding 144A notes 0.631%, 10/13/23	11,851,000	11,694,553
		766,123,724
Investment banking/Brokerage (3.8%)
Charles Schwab Corp. (The) sr. unsec. unsub. FRN (Secured Overnight Funding Rate + 0.50%), 0.549%, 3/18/24	60,160,000	60,241,367
Deutsche Bank AG sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.23%), 1.406%, 2/27/23 (Germany)	24,430,000	24,623,755
Deutsche Bank AG sr. unsec. unsub. FRN (Secured Overnight Funding Rate + 0.50%), 0.549%, 11/8/23 (Germany)	32,732,000	32,702,962
Deutsche Bank AG sr. unsec. unsub. notes 3.30%, 11/16/22 (Germany)	18,734,000	19,034,439
Deutsche Bank AG sr. unsec. unsub. notes Ser. D, 5.00%, 2/14/22 (Germany)	3,000,000	3,004,162
Discover Bank sr. unsec. notes Ser. BKNT, 3.35%, 2/6/23	41,041,000	41,846,184
Goldman Sachs Group, Inc. (The) sr. unsec. FRN (BBA LIBOR USD 3 Month + 1.05%), 1.23%, 6/5/23	7,263,000	7,280,802
Goldman Sachs Group, Inc. (The) sr. unsec. FRN (Secured Overnight Funding Rate + 0.58%), 0.629%, 3/8/24	65,854,000	65,757,063
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.75%), 0.914%, 2/23/23	35,149,000	35,327,346
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. FRN 0.627%, 11/17/23	9,400,000	9,340,513

Ultra Short Duration Income Fund 29

CORPORATE BONDS AND NOTES (62.8%)* cont.	Principal amount	Value
Investment banking/Brokerage cont.
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. FRN (Secured Overnight Funding Rate + 0.00%), 0.589%, 11/17/23	$19,200,000	$19,205,402
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. FRN (Secured Overnight Funding Rate + 0.50%), 0.549%, 9/10/24	37,185,000	37,103,937
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. FRN (Secured Overnight Funding Rate + 0.49%), 0.54%, 10/21/24	18,700,000	18,643,900
Morgan Stanley sr. unsec. FRN Ser. MTN, 0.56%, 11/10/23	18,500,000	18,397,532
Morgan Stanley sr. unsec. FRN Ser. MTN, 0.529%, 1/25/24	23,000,000	22,804,591
Morgan Stanley sr. unsec. unsub. FRN Ser. GMTN, (BBA LIBOR USD 3 Month + 1.22%), 1.364%, 5/8/24	62,439,000	63,186,395
Morgan Stanley unsec. sub. notes 4.875%, 11/1/22	72,216,000	74,232,903
		552,733,253
Real estate (0.4%)
Kimco Realty Corp. sr. unsec. unsub. notes 3.40%, 11/1/22 R	8,160,000	8,276,198
Public Storage sr. unsec. FRN (Secured Overnight Funding Rate + 0.47%), 0.52%, 4/23/24	28,100,000	28,101,628
Simon Property Group LP sr. unsec. unsub. FRN (Secured Overnight Funding Rate + 0.43%), 0.48%, 1/11/24 R	28,054,000	28,088,506
		64,466,332
Technology (0.2%)
Advanced Micro Devices, Inc. sr. unsec. unsub. notes 7.50%, 8/15/22	1,800,000	1,858,500
Analog Devices, Inc. sr. unsec. FRN (Secured Overnight Funding Rate + 0.25%), 0.30%, 10/1/24	11,205,000	11,203,655
VMware, Inc. sr. unsec. notes 1.00%, 8/15/24	18,765,000	18,309,724
		31,371,879
Utilities and power (3.7%)
American Electric Power Co., Inc. jr. unsec. sub. notes 2.031%, 3/15/24	9,840,000	9,849,834
American Electric Power Co., Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.48%), 0.797%, 11/1/23	18,500,000	18,501,429
American Electric Power Co., Inc. sr. unsec. unsub. notes 0.75%, 11/1/23	9,500,000	9,386,851
Atmos Energy Corp. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.38%), 0.578%, 3/9/23	18,700,000	18,696,639
Dominion Energy, Inc. sr. unsec. unsub. FRN Ser. D, (BBA LIBOR USD 3 Month + 0.53%), 0.733%, 9/15/23	20,688,000	20,691,103
Duke Energy Carolinas, LLC sr. notes 3.05%, 3/15/23	28,893,000	29,502,164
Duke Energy Corp. sr. unsec. FRN (Secured Overnight Funding Rate + 0.25%), 0.299%, 6/10/23	18,629,000	18,595,804
Duke Energy Corp. sr. unsec. unsub. notes (BBA LIBOR USD 3 Month + 0.65%), 0.851%, 3/11/22	28,667,000	28,682,751

30 Ultra Short Duration Income Fund

CORPORATE BONDS AND NOTES (62.8%)* cont.	Principal amount	Value
Utilities and power cont.
Enbridge, Inc. company guaranty sr. unsec. FRN (Secured Overnight Funding Rate + 0.40%), 0.449%, 2/17/23 (Canada)	$18,620,000	$18,603,745
Enbridge, Inc. company guaranty sr. unsec. notes 0.55%, 10/4/23 (Canada)	9,341,000	9,183,605
Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. notes 4.05%, 2/15/22	4,650,000	4,655,662
Eversource Energy sr. unsec. unsub. FRN (Secured Overnight Funding Rate + 0.25%), 0.299%, 8/15/23	18,600,000	18,594,234
Kinder Morgan Energy Partners LP company guaranty sr. unsec. unsub. notes 3.95%, 9/1/22	8,656,000	8,746,522
Kinder Morgan, Inc. company guaranty sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.28%), 1.519%, 1/15/23	12,107,000	12,203,898
Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 3.15%, 1/15/23	4,845,000	4,926,424
Mississippi Power Co. sr. unsec. unsub. FRN (Secured Overnight Funding Rate + 0.30%), 0.35%, 6/28/24	21,857,000	21,698,798
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. FRN (Secured Overnight Funding Rate + 0.54%), 0.589%, 3/1/23	18,700,000	18,730,401
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. FRN (Secured Overnight Funding Rate + 0.40%), 0.449%, 11/3/23	61,776,000	61,788,355
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.27%), 0.43%, 2/22/23	70,700,000	70,693,993
ONEOK Partners LP company guaranty sr. unsec. unsub. notes 3.375%, 10/1/22	49,821,000	50,332,012
PPL Electric Utilities Corp. sr. FRN (Secured Overnight Funding Rate + 0.33%), 0.38%, 6/24/24	7,765,000	7,762,660
PPL Electric Utilities Corp. sr. unsub. FRN (BBA LIBOR USD 3 Month + 0.25%), 0.47%, 9/28/23	9,000,000	8,979,947
Southern Co. (The) sr. unsec. FRN (Secured Overnight Funding Rate + 0.37%), 0.419%, 5/10/23	28,047,000	28,006,558
TransCanada PipeLines, Ltd. sr. unsec. unsub. notes 1.00%, 10/12/24 (Canada)	23,370,000	22,829,218
Xcel Energy, Inc. sr. unsec. notes 0.50%, 10/15/23	9,189,000	9,062,375
		530,704,982
Total corporate bonds and notes (cost $9,086,393,004)		$9,073,589,733

COMMERCIAL PAPER (21.9%)*	Yield (%)	Maturity date	Principal amount	Value
Albermarle Corp.	0.450	2/4/22	$11,500,000	$11,499,540
Albermarle Corp.	0.450	2/2/22	23,250,000	23,249,535
Albermarle Corp.	0.400	3/2/22	15,000,000	14,995,000
Albermarle Corp.	0.350	2/22/22	19,000,000	18,995,483
Albermarle Corp.	0.350	2/17/22	14,850,000	14,847,412
Albermarle Corp.	0.350	2/16/22	18,600,000	18,596,983
Albermarle Corp.	0.350	2/3/22	17,500,000	17,499,475
Alexandria Real Estate Equities, Inc.	0.320	2/2/22	28,000,000	27,999,751

Ultra Short Duration Income Fund 31

COMMERCIAL PAPER (21.9%)* cont.	Yield (%)	Maturity date	Principal amount	Value
American Electric Power Co., Inc.	0.470	2/11/22	$46,750,000	$46,747,357
American Electric Power Co., Inc.	0.400	3/1/22	23,500,000	23,495,324
American Electric Power Co., Inc.	0.250	2/14/22	19,000,000	18,998,493
AT&T, Inc.	0.401	4/12/22	70,500,000	70,451,474
Autonation, Inc.	0.260	2/2/22	18,500,000	18,499,680
Autonation, Inc.	0.220	2/1/22	125,000,000	124,998,934
Avery Dennison Corp.	0.300	3/8/22	28,250,000	28,242,825
Avery Dennison Corp.	0.300	3/1/22	21,600,000	21,595,876
Avery Dennison Corp.	0.270	2/22/22	21,500,000	21,497,123
Aviation Capital Group, LLC	0.480	2/22/22	15,500,000	15,497,405
Aviation Capital Group, LLC	0.440	2/24/22	12,250,000	12,247,730
Aviation Capital Group, LLC	0.440	2/18/22	9,250,000	9,248,909
Aviation Capital Group, LLC	0.440	2/17/22	14,000,000	13,998,519
Aviation Capital Group, LLC	0.420	2/7/22	28,250,000	28,248,901
Aviation Capital Group, LLC	0.230	2/1/22	64,750,000	64,749,640
Conagra Brands, Inc.	0.200	2/1/22	6,075,000	6,074,981
Crown Castle International Corp.	0.410	2/16/22	38,000,000	37,993,076
Crown Castle International Corp.	0.400	2/9/22	24,000,000	23,997,852
Crown Castle International Corp.	0.360	2/2/22	82,400,000	82,398,576
Enbridge US, Inc.	1.061	1/19/23	24,250,000	23,978,158
Enbridge US, Inc.	0.551	3/21/22	23,000,000	22,987,227
Enbridge US, Inc.	0.430	3/14/22	15,000,000	14,993,035
Enbridge US, Inc.	0.380	4/4/22	16,000,000	15,987,652
Enbridge US, Inc.	0.260	2/14/22	20,000,000	19,997,208
Enbridge US, Inc.	0.250	2/7/22	23,500,000	23,498,401
Enel Finance America, LLC	0.622	7/13/22	9,450,000	9,425,397
Enel Finance America, LLC	0.451	4/26/22	37,500,000	37,465,734
Enel Finance America, LLC	0.420	4/4/22	28,000,000	27,983,928
Enel Finance America, LLC	0.401	4/27/22	18,594,000	18,576,721
Energy Transfer LP	0.350	2/1/22	150,250,000	150,248,723
ERP Operating LP	0.350	2/28/22	19,000,000	18,990,808
Eversource Energy	0.310	2/1/22	13,500,000	13,499,951
Fidelity National Information Services, Inc.	0.521	3/22/22	27,000,000	26,989,125
Fidelity National Information Services, Inc.	0.480	3/3/22	30,000,000	29,993,490
Fidelity National Information Services, Inc.	0.250	2/23/22	28,000,000	27,995,868
Fidelity National Information Services, Inc.	0.250	2/16/22	23,000,000	22,997,823
FMC Corp.	0.500	2/23/22	36,250,000	36,237,702
FMC Corp.	0.450	2/22/22	18,750,000	18,743,939
FMC Corp.	0.450	2/14/22	23,500,000	23,495,394
FMC Corp.	0.350	2/1/22	15,000,000	14,999,812
Fortune Brands Home & Security, Inc.	0.320	2/24/22	36,250,000	36,241,348
Fortune Brands Home & Security, Inc.	0.320	2/17/22	23,250,000	23,246,223
Fortune Brands Home & Security, Inc.	0.320	2/14/22	9,250,000	9,248,777
Fortune Brands Home & Security, Inc.	0.300	2/7/22	20,000,000	19,998,678
General Motors Financial Co., Inc.	0.450	3/21/22	14,500,000	14,490,704
General Motors Financial Co., Inc.	0.401	2/28/22	14,000,000	13,995,568
General Motors Financial Co., Inc.	0.400	3/17/22	18,500,000	18,489,363
General Motors Financial Co., Inc.	0.400	2/7/22	13,500,000	13,499,239
General Motors Financial Co., Inc.	0.360	2/17/22	19,500,000	19,496,685
General Motors Financial Co., Inc.	0.360	2/14/22	32,500,000	32,495,564

32 Ultra Short Duration Income Fund

COMMERCIAL PAPER (21.9%)* cont.	Yield (%)	Maturity date	Principal amount	Value
General Motors Financial Co., Inc.	0.360	2/3/22	$9,500,000	$9,499,715
General Motors Financial Co., Inc.	0.360	2/2/22	22,750,000	22,749,670
Glencore Funding, LLC	0.270	2/9/22	23,500,000	23,499,131
Glencore Funding, LLC	0.246	2/10/22	65,250,000	65,247,263
Healthpeak Properties, Inc.	0.250	2/23/22	9,625,000	9,623,395
Healthpeak Properties, Inc.	0.250	2/22/22	31,000,000	30,995,093
Healthpeak Properties, Inc.	0.250	2/18/22	34,060,000	34,055,777
Healthpeak Properties, Inc.	0.240	2/8/22	32,500,000	32,498,584
HSBC USA, Inc.	0.725	1/3/23	28,250,000	27,983,962
HSBC USA, Inc.	0.725	12/28/22	23,250,000	23,036,871
HSBC USA, Inc.	0.370	3/24/22	48,000,000	48,009,696
HSBC USA, Inc.	0.330	7/8/22	46,750,000	46,762,669
Humana, Inc.	0.400	3/17/22	10,000,000	9,996,125
Humana, Inc.	0.400	3/15/22	24,000,000	23,991,199
Humana, Inc.	0.300	2/7/22	23,500,000	23,498,858
Humana, Inc.	0.350	2/11/22	23,250,000	23,248,224
Humana, Inc.	0.350	2/4/22	11,000,000	10,999,694
Humana, Inc.	0.350	2/2/22	24,500,000	24,499,660
Humana, Inc.	0.330	2/9/22	23,500,000	23,498,531
Humana, Inc.	0.300	2/1/22	10,000,000	9,999,931
Ingredion, Inc.	0.260	2/25/22	23,250,000	23,246,174
Intercontinental Exchange, Inc.	0.400	3/14/22	37,500,000	37,479,825
Intercontinental Exchange, Inc.	0.400	2/14/22	29,000,000	28,995,940
Intercontinental Exchange, Inc.	0.250	2/4/22	5,120,000	5,119,816
International Flavors & Fragrances, Inc.	0.852	5/18/22	14,000,000	13,981,691
International Flavors & Fragrances, Inc.	0.601	4/28/22	44,250,000	44,208,081
International Flavors & Fragrances, Inc.	0.601	3/29/22	24,500,000	24,479,102
International Flavors & Fragrances, Inc.	0.601	3/15/22	5,000,000	4,998,328
International Flavors & Fragrances, Inc.	0.581	4/12/22	14,800,000	14,789,813
International Flavors & Fragrances, Inc.	0.450	2/1/22	23,500,000	23,499,902
Intesa Sanpaolo Funding, LLC (Spain)	0.340	3/29/22	46,500,000	46,459,359
Nasdaq, Inc.	0.430	2/11/22	4,500,000	4,499,615
National Grid PLC (United Kingdom)	0.350	2/4/22	28,000,000	27,999,515
Nutrien, Ltd. (Canada)	0.400	3/24/22	23,500,000	23,488,595
PPG Industries, Inc.	0.260	2/18/22	23,250,000	23,247,466
PPG Industries, Inc.	0.250	2/15/22	42,000,000	41,996,325
PPG Industries, Inc.	0.250	2/10/22	21,500,000	21,498,931
Realty Income Corp.	0.400	2/15/22	18,000,000	17,998,425
Sempra Energy	0.250	2/16/22	34,000,000	33,996,630
Sempra Energy	0.250	2/9/22	43,000,000	42,998,119
Sempra Energy	0.250	2/8/22	21,000,000	20,999,221
Sempra Energy	0.250	2/4/22	24,575,000	24,574,574
Sempra Energy	0.250	2/3/22	23,250,000	23,249,702
Thermo Fisher Scientific, Inc.	0.501	6/1/22	58,500,000	58,407,390
TransCanada PipeLines, Ltd. (Canada)	0.340	2/1/22	19,000,000	18,999,920
TransCanada PipeLines, Ltd. (Canada)	0.310	2/8/22	32,000,000	31,998,820
TransCanada PipeLines, Ltd. (Canada)	0.300	2/9/22	9,145,000	9,144,604
TransCanada PipeLines, Ltd. (Canada)	0.270	2/18/22	19,000,000	18,997,929
TransCanada PipeLines, Ltd. (Canada)	0.260	2/17/22	20,000,000	19,997,969
TransCanada PipeLines, Ltd. (Canada)	0.250	2/23/22	23,250,000	23,246,569

Ultra Short Duration Income Fund 33

COMMERCIAL PAPER (21.9%)* cont.	Yield (%)	Maturity date	Principal amount	Value
Viatris, Inc.	0.601	2/28/22	$13,650,000	$13,645,148
Viatris, Inc.	0.550	2/9/22	18,750,000	18,748,322
Viatris, Inc.	0.550	2/4/22	14,000,000	13,999,498
Viatris, Inc.	0.550	2/3/22	24,100,000	24,099,363
Viatris, Inc.	0.501	2/11/22	9,250,000	9,248,940
Walgreens Boots Alliance, Inc.	0.360	2/11/22	37,500,000	37,497,307
Walgreens Boots Alliance, Inc.	0.260	2/10/22	46,750,000	46,747,091
WEC Energy Group, Inc.	0.250	2/18/22	23,250,000	23,247,466
Welltower, Inc.	0.200	2/1/22	30,000,000	29,999,874
Westpac Banking Corp. (Australia)	0.241	3/11/22	46,750,000	46,755,708
Total commercial paper (cost $3,159,286,218)				$3,159,235,214

ASSET-BACKED SECURITIES (10.5%)*	Principal amount	Value
1Sharpe Mortgage Trust 144A FRB Ser. 20-1, Class NOTE, (BBA LIBOR USD 3 Month + 2.90%), 3.025%, 7/25/24	$36,188,000	$36,188,000
American Express Credit Account Master Trust Ser. 19-1, Class A, 2.87%, 10/15/24	32,889,000	32,994,705
Bank of The West Auto Trust 144A Ser. 19-1, Class A3, 2.43%, 4/15/24	6,622,682	6,656,908
BMW Vehicle Lease Trust
Ser. 22-1, Class A2, 0.67%, 5/28/24	5,750,000	5,738,912
Ser. 21-2, Class A2, 0.19%, 11/27/23	11,000,000	10,975,300
Canadian Pacer Auto Receivables Trust 144A Ser. 21-1A, Class A2A, 0.24%, 10/19/23 (Canada)	6,361,726	6,348,449
Capital One Multi-Asset Execution Trust
Ser. 19-A1, Class A1, 2.84%, 12/15/24	30,000,000	30,028,350
FRB Ser. 17-A2, Class A2, (1 Month US LIBOR + 0.41%), 0.516%, 1/15/25	14,850,000	14,855,841
Capital One Prime Auto Receivables Trust Ser. 20-1, Class A3, 1.60%, 11/15/24	10,037,607	10,084,372
CarMax Auto Owner Trust
Ser. 18-4, Class A3, 3.36%, 9/15/23	5,654,760	5,687,574
Ser. 19-1, Class A3, 3.05%, 3/15/24	2,679,195	2,699,206
Ser. 19-3, Class A3, 2.18%, 8/15/24	9,077,675	9,145,195
Ser. 20-1, Class A3, 1.89%, 12/16/24	13,829,424	13,917,250
Ser. 20-3, Class A3, 0.62%, 3/17/25	18,691,727	18,670,886
Ser. 21-1, Class A2A, 0.22%, 2/15/24	1,329,352	1,328,960
Carvana Auto Receivables Trust Ser. 20-P1, Class A2, 0.28%, 11/8/23	1,452,336	1,452,061
Cascade Funding Mortgage Trust 144A Ser. 21-HB6, Class A, 0.898%, 6/25/36 W	7,684,757	7,684,757
Cascade Funding Mortgage Trust, LLC 144A Ser. 21-HB5, Class A, 0.801%, 2/25/31 W	14,574,284	14,310,300
Citibank Credit Card Issuance Trust FRB Ser. 17-A7, Class A7, (1 Month US LIBOR + 0.37%), 0.474%, 8/8/24	5,000,000	5,008,179
Discover Card Execution Note Trust Ser. 19-A3, Class A, 1.89%, 10/15/24	39,873,000	40,202,829
Finance of America HECM Buyout 144A Ser. 21-HB1, Class A, 0.875%, 2/25/31 W	7,186,700	7,180,232

34 Ultra Short Duration Income Fund

ASSET-BACKED SECURITIES (10.5%)* cont.	Principal amount	Value
Ford Credit Auto Owner Trust
Ser. 18-A, Class A4, 3.16%, 10/15/23	$1,615,214	$1,616,892
Ser. 19-B, Class A3, 2.23%, 10/15/23	4,586,516	4,608,830
Ser. 20-A, Class A3, 1.04%, 8/15/24	25,896,525	25,938,037
Ser. 21-A, Class A2, 0.17%, 10/15/23	11,521,492	11,514,035
Ford Credit Auto Owner Trust 144A Ser. 18-2, Class A, 3.47%, 1/15/30	12,955,000	13,366,023
Ford Credit Floorplan Master Owner Trust Ser. 20-1, Class A1, 0.70%, 9/15/25	31,000,000	30,717,435
General Motors Financial Floorplan Owner Revolving Trust 144A Ser. 20-1, Class A, 0.68%, 8/15/25	26,500,000	26,257,340
GM Financial Automobile Leasing Trust
Ser. 20-3, Class A3, 0.45%, 8/21/23	59,271,000	59,239,515
Ser. 20-3, Class A2A, 0.35%, 11/21/22	201,273	201,172
Ser. 21-3, Class A2, 0.24%, 12/20/23	4,050,000	4,035,616
GM Financial Consumer Automobile Receivables Trust
Ser. 18-4, Class A3, 3.21%, 10/16/23	4,113,283	4,130,987
Ser. 18-3, Class A3, 3.02%, 5/16/23	347,430	347,869
Ser. 20-4, Class A3, 0.38%, 8/18/25	3,000,000	2,980,935
Ser. 20-3, Class A2, 0.35%, 7/17/23	273,132	273,147
Ser. 21-1, Class A2, 0.23%, 11/16/23	7,164,797	7,162,874
Golden Credit Card Trust 144A
Ser. 18-4A, Class A, 3.44%, 8/15/25	1,250,000	1,290,185
FRB Ser. 17-4A, Class A, (1 Month US LIBOR + 0.52%), 0.623%, 7/15/24	59,680,000	59,791,888
Harley-Davidson Motorcycle Trust Ser. 21-B, Class A2, 0.24%, 12/16/24	9,929,013	9,907,209
Honda Auto Receivables Owner Trust
Ser. 19-2, Class A4, 2.54%, 3/21/25	8,000,000	8,097,698
Ser. 19-4, Class A3, 1.83%, 1/18/24	5,143,976	5,174,624
Ser. 20-2, Class A3, 0.82%, 7/15/24	11,030,430	11,035,063
Ser. 20-3, Class A3, 0.37%, 10/18/24	12,500,000	12,436,426
Ser. 21-2, Class A2, 0.17%, 11/15/23	8,102,726	8,092,318
Ser. 21-1, Class A2, 0.16%, 7/21/23	9,142,233	9,136,128
Hyundai Auto Lease Securitization Trust 144A Ser. 20-B, Class A2, 0.36%, 1/17/23	2,951,991	2,952,248
Mello Warehouse Securitization Trust 144A
FRB Ser. 20-1, Class A, (1 Month US LIBOR + 0.90%), 1.008%, 10/25/53	15,023,000	15,023,000
FRB Ser. 20-2, Class A, (1 Month US LIBOR + 0.80%), 0.908%, 11/25/53	8,972,000	8,972,000
FRB Ser. 21-2, Class A, (1 Month US LIBOR + 0.75%), 0.858%, 4/25/55	30,633,000	30,633,000
FRB Ser. 21-1, Class A, (1 Month US LIBOR + 0.70%), 0.808%, 2/25/55	26,582,000	26,582,000
Mercedes-Benz Auto Receivables Trust
Ser. 19-1, Class A3, 1.94%, 3/15/24	15,211,925	15,282,866
Ser. 21-1, Class A2, 0.21%, 7/15/24	12,700,000	12,662,828

Ultra Short Duration Income Fund 35

ASSET-BACKED SECURITIES (10.5%)* cont.	Principal amount	Value
Mortgage Repurchase Agreement Financing Trust 144A
FRB Ser. 20-5, Class A1, (1 Month US LIBOR + 1.00%), 1.104%, 8/10/23	$27,573,000	$27,572,946
FRB Ser. 21-S1, Class A1, (1 Month US LIBOR + 0.50%), 0.604%, 9/10/22	33,981,000	33,929,974
MRA Issuance Trust 144A
FRB Ser. 21-EBO1, Class A2X, (1 Month US LIBOR + 1.75%), 1.852%, 4/15/22	47,396,000	47,336,204
FRB Ser. 21-EBO4, Class A1X, (1 Month US LIBOR + 1.75%), 1.852%, 2/16/22	49,013,000	49,012,742
FRB Ser. 20-11, Class A1X, (1 Month US LIBOR + 1.70%), 1.81%, 4/22/22	51,544,000	51,543,612
FRB Ser. 21-NA1, Class A1X, (1 Month US LIBOR + 1.50%), 1.602%, 3/8/22	50,895,000	50,894,881
FRB Ser. 20-2, Class A2, (1 Month US LIBOR + 1.45%), 1.302%, 8/15/22	45,609,000	45,608,806
FRB Ser. 21-14, Class A1X, (1 Month US LIBOR + 1.25%), 1.243%, 2/15/22	48,984,000	48,983,771
FRB Ser. 21-8, Class A2X, (1 Month US LIBOR + 1.15%), 1.238%, 5/15/22	46,725,000	46,724,456
MSG III Securitization Trust 144A FRB Ser. 21-1, Class A, (1 Month US LIBOR + 0.75%), 0.858%, 6/25/54	5,018,533	5,014,518
NewRez Warehouse Securitization Trust 144A FRB Ser. 21-1, Class A, (1 Month US LIBOR + 0.75%), 0.858%, 5/25/55	17,008,000	16,966,892
Nissan Auto Lease Trust Ser. 20-B, Class A2, 0.34%, 12/15/22	4,266,345	4,267,040
Nissan Auto Receivables Owner Trust
Ser. 19-A, Class A3, 2.90%, 10/16/23	3,680,664	3,706,706
Ser. 19-B, Class A3, 2.50%, 11/15/23	8,853,362	8,917,846
Ser. 19-C, Class A3, 1.93%, 7/15/24	12,155,315	12,230,812
Ser. 20-B, Class A3, 0.55%, 7/15/24	28,325,396	28,292,624
Santander Consumer Auto Receivables Trust 144A
Ser. 20-BA, Class A4, 0.54%, 4/15/25	8,925,000	8,899,724
Ser. 21-AA, Class A2, 0.23%, 11/15/23	2,838,079	2,836,999
Santander Retail Auto Lease Trust 144A Ser. 20-B, Class A2, 0.42%, 11/20/23	3,881,866	3,875,568
Securitized Term Auto Receivables Trust 144A Ser. 19-1A, Class A3, 2.986%, 2/27/23 (Canada)	562,334	563,438
Station Place Securitization Trust 144A
FRB Ser. 21-6, Class A, (1 Month US LIBOR + 0.80%), 0.909%, 4/25/22	51,131,000	51,131,000
FRB Ser. 21-10, Class A, (1 Month US LIBOR + 0.75%), 0.859%, 8/8/22	50,432,000	50,432,000
FRB Ser. 21-14, Class A1, (1 Month US LIBOR + 0.70%), 0.809%, 12/8/22	16,990,000	16,990,000
FRB Ser. 21-WL2, Class A, (1 Month US LIBOR + 0.70%), 0.808%, 3/25/54	36,890,000	36,890,000
FRB Ser. 21-16, Class A1, (1 Month US LIBOR + 0.62%), 0.729%, 11/7/22	50,695,000	50,695,000
Towd Point Asset Trust 144A FRB Ser. 18-SL1, Class A, (1 Month US LIBOR + 0.60%), 0.708%, 1/25/46	1,014,819	1,013,225

36 Ultra Short Duration Income Fund

ASSET-BACKED SECURITIES (10.5%)* cont.	Principal amount	Value
Toyota Auto Receivables Owner Trust
Ser. 18-D, Class A4, 3.30%, 2/15/24	$2,200,000	$2,230,499
Ser. 18-C, Class A4, 3.13%, 2/15/24	6,852,000	6,910,955
Ser. 18-C, Class A3, 3.02%, 12/15/22	97,645	97,749
Ser. 19-B, Class A3, 2.57%, 8/15/23	620,315	623,991
Ser. 20-B, Class A3, 1.36%, 8/15/24	30,533,106	30,637,895
Ser. 21-C, Class A2, 0.20%, 5/15/24	5,900,000	5,881,386
Ser. 21-A, Class A2, 0.16%, 7/17/23	6,487,259	6,484,255
UNIFY Auto Receivables Trust 144A Ser. 21-1A, Class A2, 0.39%, 2/15/24	8,753,428	8,752,544
Volkswagen Auto Loan Enhanced Trust
Ser. 20-1, Class A3, 0.98%, 11/20/24	7,882,557	7,887,334
Ser. 21-1, Class A2, 0.49%, 10/21/24	10,000,000	9,968,800
World Omni Auto Receivables Trust
Ser. 18-D, Class A4, 3.44%, 12/16/24	2,000,000	2,056,240
Ser. 18-C, Class A4, 3.27%, 9/16/24	1,369,000	1,386,879
Ser. 18-C, Class A3, 3.13%, 11/15/23	4,579,958	4,599,102
Ser. 21-A, Class A2, 0.17%, 2/15/24	12,526,844	12,519,309
Total asset-backed securities (cost $1,519,208,945)		$1,514,986,176

MORTGAGE-BACKED SECURITIES (3.5%)*	Principal amount	Value
Agency collateralized mortgage obligations (—%)
Federal Home Loan Mortgage Corporation
REMICs Ser. 1619, Class PZ, 6.50%, 11/15/23	$9,284	$9,575
REMICs Ser. 3724, Class CM, 5.50%, 6/15/37	70,945	78,764
REMICs Ser. 3316, Class CD, 5.50%, 5/15/37	25,733	28,427
REMICs Ser. 3539, Class PM, 4.50%, 5/15/37	6,962	7,365
REMICs Ser. 3611, PO, zero %, 7/15/34	23,573	21,670
Federal National Mortgage Association
REMICs Ser. 11-60, Class PA, 4.00%, 10/25/39	5,353	5,605
REMICs Ser. 10-81, Class AP, 2.50%, 7/25/40	15,595	15,781
REMICs FRB Ser. 10-90, Class GF, (1 Month US LIBOR + 0.50%), 0.608%, 8/25/40	248,559	245,369
REMICs FRB Ser. 06-74, Class FL, (1 Month US LIBOR + 0.35%), 0.458%, 8/25/36	166,295	166,947
REMICs FRB Ser. 05-63, Class FC, (1 Month US LIBOR + 0.25%), 0.358%, 10/25/31	332,327	332,857
Government National Mortgage Association Ser. 09-32, Class AB, 4.00%, 5/16/39	6,237	6,552
		918,912
Residential mortgage-backed securities (non-agency) (3.5%)
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
FRB Ser. 04-R5, Class M1, (1 Month US LIBOR + 0.87%), 0.978%, 7/25/34	496,577	496,577
FRB Ser. 05-R7, Class M2, (1 Month US LIBOR + 0.75%), 0.858%, 9/25/35	56,630	56,630
FRB Ser. 05-R11, Class M2, (1 Month US LIBOR + 0.71%), 0.813%, 1/25/36	4,677,774	4,676,543
FRB Ser. 05-R9, Class M1, (1 Month US LIBOR + 0.71%), 0.813%, 11/25/35	9,080,914	9,069,507

Ultra Short Duration Income Fund 37

MORTGAGE-BACKED SECURITIES (3.5%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) cont.
Angel Oak Mortgage Trust I, LLC 144A
Ser. 19-1, Class A1, 3.92%, 11/25/48 W	$2,662,839	$2,665,768
FRB Ser. 18-3, Class A1, 3.649%, 9/25/48 W	1,851,553	1,855,177
Ser. 19-4, Class A1, 2.993%, 7/26/49 W	5,542,149	5,543,257
Angel Oak Mortgage Trust LLC 144A Ser. 20-3, Class A1, 1.691%, 4/25/65 W	17,441,165	17,385,353
Arroyo Mortgage Trust 144A
Ser. 19-2, Class A1, 3.347%, 4/25/49 W	6,164,465	6,163,990
Ser. 19-3, Class A1, 2.962%, 10/25/48 W	7,766,698	7,762,663
Bear Stearns Asset Backed Securities I Trust FRB Ser. 07-HE7, Class 1A1, (1 Month US LIBOR + 1.00%), 1.108%, 10/25/37	1,612,672	1,612,976
Bellemeade Re, Ltd. 144A FRB Ser. 18-1A, Class M1B, (1 Month US LIBOR + 1.60%), 1.708%, 4/25/28 (Bermuda)	440,317	441,792
BRAVO Residential Funding Trust 144A
Ser. 19-1, Class A1C, 3.50%, 3/25/58	2,904,407	2,928,655
Ser. 19-NQM2, Class A1, 2.748%, 11/25/59 W	7,968,053	7,979,208
Ser. 19-NQM1, Class A1, 2.666%, 7/25/59 W	5,301,163	5,273,805
Ser. 20-NQM1, Class A1, 1.449%, 5/25/60 W	7,253,118	7,191,481
Ser. 21-NQM2, Class A1, 0.97%, 3/25/60 W	12,330,982	12,238,156
Ser. 21-NQM1, Class A1, 0.941%, 2/25/49 W	5,703,814	5,638,106
FRB Ser. 21-HE1, Class A1, (US 30 Day Average SOFR + 0.75%), 0.80%, 1/25/70	13,349,303	13,284,613
Carrington Mortgage Loan Trust FRB Ser. 06-RFC1, Class A4, (1 Month US LIBOR + 0.48%), 0.588%, 3/25/36	1,660,597	1,657,289
CIT Mortgage Loan Trust 144A FRB Ser. 07-1, Class 2A3, (1 Month US LIBOR + 1.45%), 1.558%, 10/25/37	479,076	479,972
Citigroup Mortgage Loan Trust 144A Ser. 19-IMC1, Class A1, 2.72%, 7/25/49 W	732,600	733,221
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 06-WFH1, Class M4, (1 Month US LIBOR + 0.75%), 0.858%, 1/25/36	1,387,254	1,387,417
COLT Funding, LLC 144A Ser. 21-3R, Class A1, 1.051%, 12/25/64 W	4,706,135	4,635,543
COLT Mortgage Loan Trust 144A
FRB Ser. 20-1, Class A1, 2.488%, 2/25/50 W	3,160,200	3,153,364
Ser. 20-1R, Class A1, 1.255%, 9/25/65 W	3,311,237	3,299,979
Ser. 21-HX1, Class A1, 1.11%, 10/25/66 W	23,655,108	23,225,228
Countrywide Asset-Backed Certificates
FRB Ser. 05-BC3, Class M4, (1 Month US LIBOR + 1.50%), 1.608%, 6/25/35	1,113,305	1,115,123
FRB Ser. 05-BC5, Class M3, (1 Month US LIBOR + 0.75%), 0.858%, 1/25/36	113,607	113,606
Credit Suisse Mortgage Capital Certificates 144A
Ser. 20-SPT1, Class A2, 2.229%, 4/25/65	6,500,000	6,603,961
FRB Ser. 20-SPT1, Class A1, 1.616%, 4/25/65	4,390,850	4,387,292
Credit Suisse Mortgage Trust 144A Ser. 20-AFC1, Class A1, 2.24%, 2/25/50 W	14,697,796	14,650,764
Credit-Based Asset Servicing and Securitization, LLC FRB Ser. 05-CB7, Class M1, (1 Month US LIBOR + 0.62%), 0.723%, 11/25/35	762,266	760,413

38 Ultra Short Duration Income Fund

MORTGAGE-BACKED SECURITIES (3.5%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) cont.
CSMC Trust 144A
Ser. 19-NQM1, Class A1, 2.656%, 10/25/59	$7,034,408	$7,051,290
Ser. 15-2R, Class 7A3, 2.61%, 8/27/36 W	1,000,604	1,004,199
CWABS Asset-Backed Certificates Trust
FRB Ser. 04-10, Class MV3, (1 Month US LIBOR + 1.13%), 1.233%, 12/25/34	2,088,576	2,090,068
FRB Ser. 04-AB2, Class M2, (1 Month US LIBOR + 0.86%), 0.963%, 5/25/36	195,609	195,609
Ellington Financial Mortgage Trust 144A
Ser. 19-2, Class A1, 2.739%, 11/25/59 W	4,954,097	4,981,355
Ser. 20-2, Class A1, 1.178%, 10/25/65 W	2,538,100	2,512,465
Encore Credit receivables Trust
FRB Ser. 05-3, Class M3, (1 Month US LIBOR + 0.77%), 0.873%, 10/25/35	362,799	362,653
FRB Ser. 05-4, Class M3, (1 Month US LIBOR + 0.71%), 0.813%, 1/25/36	4,665,952	4,666,656
EquiFirst Mortgage Loan Trust FRB Ser. 05-1, Class M3, (1 Month US LIBOR + 0.48%), 0.828%, 4/25/35	846,998	846,727
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 14-HQ1, Class M3, (1 Month US LIBOR + 4.10%), 4.208%, 8/25/24	347,972	349,277
Structured Agency Credit Risk Debt FRN Ser. 16-DNA4, Class M3, (1 Month US LIBOR + 3.80%), 3.908%, 3/25/29	3,012,942	3,111,318
Structured Agency Credit Risk Debt FRN Ser. 17-HQA2, Class M2AS, (1 Month US LIBOR + 1.05%), 1.158%, 12/25/29	22,743,823	22,740,480
Structured Agency Credit Risk Debt FRN Ser. 17-DNA3, Class M2AR, (1 Month US LIBOR + 0.75%), 0.858%, 3/25/30	11,799,068	11,750,293
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 18-HRP2, Class M2, (1 Month US LIBOR + 1.25%), 1.358%, 2/25/47	4,142,110	4,145,082
Structured Agency Credit Risk Trust FRB Ser. 18-DNA2, Class M1, (1 Month US LIBOR + 0.80%), 0.908%, 12/25/30	187,187	187,187
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class M1, (1 Month US LIBOR + 0.75%), 0.858%, 10/25/48	49,225	49,225
Structured Agency Credit Risk Trust FRB Ser. 18-DNA3, Class M1, (1 Month US LIBOR + 0.75%), 0.858%, 9/25/48	4,263	4,263
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1M2, (1 Month US LIBOR + 4.25%), 4.358%, 1/25/29	2,479,730	2,564,305
Connecticut Avenue Securities FRB Ser. 14-C03, Class 2M2, (1 Month US LIBOR + 2.90%), 3.008%, 7/25/24	2,393,537	2,428,877

Ultra Short Duration Income Fund 39

MORTGAGE-BACKED SECURITIES (3.5%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) cont.
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 14-C02, Class 2M2, (1 Month US LIBOR + 2.60%), 2.708%, 5/25/24	$743,247	$754,377
First Franklin Mortgage Loan Trust
FRB Ser. 04-FF7, Class M1, (1 Month US LIBOR + 0.87%), 0.978%, 9/25/34	454,651	453,036
FRB Ser. 05-FF9, Class A4, (1 Month US LIBOR + 0.72%), 0.828%, 10/25/35	610,221	609,535
FRB Ser. 05-FF12, Class M1, (1 Month US LIBOR + 0.68%), 0.783%, 11/25/36	151,501	151,304
FRB Ser. 06-FF3, Class A2C, (1 Month US LIBOR + 0.58%), 0.688%, 2/25/36	4,498,141	4,497,861
FRB Ser. 06-FF7, Class 1A, (1 Month US LIBOR + 0.28%), 0.388%, 5/25/36	5,920,754	5,874,565
FWD Securitization Trust 144A
Ser. 19-INV1, Class A1, 2.81%, 6/25/49 W	4,751,357	4,781,281
FRB Ser. 20-INV1, Class A1, 2.24%, 1/25/50 W	3,729,090	3,742,514
Galton Funding Mortgage Trust 144A Ser. 19-2, Class A22, 3.50%, 6/25/59 W	5,858,521	5,892,831
GCAT Trust 144A Ser. 19-NQM3, Class A1, 2.686%, 11/25/59 W	3,848,123	3,872,329
GS Mortgage-Backed Securities Trust 144A Ser. 20-NQM1, Class A1, 1.382%, 9/27/60 W	2,542,516	2,524,395
GSAA Home Equity Trust
FRB Ser. 05-8, Class A3, (1 Month US LIBOR + 0.86%), 0.968%, 6/25/35	1,569,200	1,569,200
FRB Ser. 06-2, Class 2A4, (1 Month US LIBOR + 0.62%), 0.728%, 12/25/35	4,852,673	4,870,727
GSAMP Trust FRB Ser. 06-HE7, Class A2D, (1 Month US LIBOR + 0.23%), 0.338%, 10/25/46	402,315	385,860
Home Equity Asset Trust
FRB Ser. 06-1, Class M2, (1 Month US LIBOR + 0.46%), 0.798%, 4/25/36	4,356,260	4,353,385
FRB Ser. 06-4, Class 1A1, (1 Month US LIBOR + 0.16%), 0.428%, 8/25/36	3,079,326	3,069,877
Home Re, Ltd. 144A FRB Ser. 18-1, Class M1, (1 Month US LIBOR + 1.60%), 1.708%, 10/25/28 (Bermuda)	2,462,849	2,462,850
HomeBanc Mortgage Trust FRB Ser. 05-4, Class A1, (1 Month US LIBOR + 0.54%), 0.648%, 10/25/35	1,950,880	1,948,995
Homeward Opportunities Fund I Trust 144A Ser. 20-2, Class A1, 1.657%, 5/25/65 W	3,088,182	3,064,323
JPMorgan Mortgage Acquisition Trust FRB Ser. 07-CH2, Class MV1, (1 Month US LIBOR + 0.28%), 0.388%, 1/25/37	5,834,183	5,821,417
JPMorgan Resecuritization Trust 144A Ser. 14-1, Class 7A1, 3.00%, 6/26/35	1,816,327	1,812,422
Long Beach Mortgage Loan Trust FRB Ser. 04-1, Class M1, (1 Month US LIBOR + 0.75%), 0.858%, 2/25/34	385,096	384,938
MASTR Asset-Backed Securities Trust FRB Ser. 06-FRE1, Class A4, (1 Month US LIBOR + 0.58%), 0.688%, 12/25/35	456,622	451,074

40 Ultra Short Duration Income Fund

MORTGAGE-BACKED SECURITIES (3.5%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) cont.
Merrill Lynch Mortgage Investors Trust FRB Ser. 05-AR1, Class M1, (1 Month US LIBOR + 0.75%), 0.858%, 6/25/36	$27,841	$27,840
MFA Trust 144A Ser. 21-NQM1, Class A1, 1.153%, 4/25/65 W	11,250,640	11,179,700
MFRA Trust 144A Ser. 20-NQM1, Class A1, 1.479%, 3/25/65 W	2,323,497	2,317,015
Morgan Stanley ABS Capital I, Inc. Trust FRB Ser. 06-NC1, Class M1, (1 Month US LIBOR + 0.57%), 0.678%, 12/25/35	6,266,864	6,265,894
Nationstar Home Equity Loan Trust FRB Ser. 07-B, Class 2AV4, (1 Month US LIBOR + 0.32%), 0.428%, 4/25/37	6,038,460	6,013,171
New Century Home Equity Loan Trust FRB Ser. 05-C, Class A2D, (1 Month US LIBOR + 0.68%), 0.788%, 12/25/35	1,490,216	1,489,415
New Residential Mortgage Loan Trust 144A
Ser. 19-NQM4, Class A1, 2.492%, 9/25/59 W	3,076,907	3,080,600
Ser. 20-NQM1, Class A1, 2.464%, 1/26/60 W	1,809,480	1,811,470
FRB Ser. 18-4A, Class 4A, (1 Month US LIBOR + 0.75%), 0.858%, 1/25/48	5,497,862	5,484,628
Nomura Home Equity Loan, Inc./Home Equity Loan Trust FRB Ser. 05-FM1, Class M2, (1 Month US LIBOR + 0.74%), 0.843%, 5/25/35	397,352	396,598
OBX Trust 144A Ser. 20-EXP2, Class A3, 2.50%, 5/25/60 W	16,909,237	16,806,985
Onslow Bay Financial, LLC Trust 144A FRB Ser. 20-EXP3, Class 2A1, (1 Month US LIBOR + 0.90%), 1.008%, 1/25/60	795,390	791,957
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Asset Backed Pass-Through Certificates FRB Ser. 04-MHQ1, Class M3, (1 Month US LIBOR + 1.28%), 1.383%, 12/25/34	1,686,359	1,687,825
Radnor Re, Ltd. 144A FRB Ser. 19-1, Class M1B, (1 Month US LIBOR + 1.95%), 2.058%, 2/25/29 (Bermuda)	3,851,475	3,862,093
RASC Series Trust FRB Ser. 06-KS6, Class A4, (1 Month US LIBOR + 0.25%), 0.358%, 8/25/36	2,345,232	2,333,460
Residential Asset Mortgage Products Trust
FRB Ser. 05-RS2, Class M4, (1 Month US LIBOR + 1.08%), 1.188%, 2/25/35	1,293,853	1,297,462
FRB Ser. 05-RS6, Class M4, (1 Month US LIBOR + 0.98%), 1.083%, 6/25/35	1,222,581	1,234,807
FRB Ser. 06-EFC2, Class A4, (1 Month US LIBOR + 0.22%), 0.328%, 12/25/36	1,042,985	1,039,604
Residential Asset Securities Corp., Trust
FRB Ser. 05-KS1, Class M2, (1 Month US LIBOR + 0.75%), 1.233%, 2/25/35	1,697,423	1,684,373
FRB Ser. 04-KS10, Class M1, (1 Month US LIBOR + 0.90%), 1.008%, 11/25/34	1,549,503	1,549,777
FRB Ser. 06-KS3, Class M1, (1 Month US LIBOR + 0.33%), 0.603%, 4/25/36	2,337,411	2,333,153
FRB Ser. 06-KS7, Class A4, (1 Month US LIBOR + 0.24%), 0.348%, 9/25/36	325,563	324,576

Ultra Short Duration Income Fund 41

MORTGAGE-BACKED SECURITIES (3.5%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) cont.
Residential Mortgage Loan Trust 144A
Ser. 19-2, Class A1, 2.913%, 5/25/59 W	$709,045	$709,756
Ser. 19-3, Class A1, 2.633%, 9/25/59 W	3,909,511	3,897,093
Securitized Asset Backed Receivables, LLC Trust FRB Ser. 06-CB1, Class AV1, (1 Month US LIBOR + 0.48%), 0.588%, 1/25/36	5,102,998	5,078,139
SG Residential Mortgage Trust 144A Ser. 19-3, Class A1, 2.703%, 9/25/59 W	275,569	274,295
Soundview Home Loan Trust
FRB Ser. 05-OPT3, Class M1, (1 Month US LIBOR + 0.47%), 0.813%, 11/25/35	5,353,292	5,350,957
FRB Ser. 06-OPT1, Class 2A4, (1 Month US LIBOR + 0.27%), 0.648%, 3/25/36	2,000,329	1,998,500
Starwood Mortgage Residential Trust 144A
FRB Ser. 20-2, Class A1, 2.718%, 4/25/60 W	5,824,316	5,851,609
Ser. 19-INV1, Class A1, 2.61%, 9/27/49 W	2,505,790	2,515,744
Ser. 21-4, Class A1, 1.162%, 8/25/56 W	12,458,346	12,338,149
Starwood Residential Mortgage Trust 144A Ser. 21-1, Class A1, 1.219%, 5/25/65 W	8,647,463	8,611,180
Structured Asset Investment Loan Trust
FRB Ser. 04-7, Class A7, (1 Month US LIBOR + 0.84%), 0.948%, 8/25/34	323,624	323,425
FRB Ser. 05-HE3, Class M1, (1 Month US LIBOR + 0.72%), 0.828%, 9/25/35	3,870,259	3,863,617
Structured Asset Investment Loan Trust 144A FRB Ser. 05-1, Class M2, (1 Month US LIBOR + 0.72%), 0.828%, 2/25/35	21,803	21,795
Structured Asset Securities Corp Mortgage Loan Trust FRB Ser. 06-OPT1, Class A5, (1 Month US LIBOR + 0.26%), 0.368%, 4/25/36	584,410	583,186
Structured Asset Securities Corp. FRB Ser. 05-WF1, Class M1, (1 Month US LIBOR + 0.66%), 0.768%, 2/25/35	1,814,725	1,814,721
Structured Asset Securities Corp. Mortgage Loan Trust
FRB Ser. 05-NC2, Class M5, (1 Month US LIBOR + 0.93%), 1.038%, 5/25/35	2,900,000	2,902,097
FRB Ser. 05-NC2, Class M4, (1 Month US LIBOR + 0.71%), 0.813%, 5/25/35	333,523	333,583
FRB Ser. 06-WF1, Class M4, (1 Month US LIBOR + 0.65%), 0.753%, 2/25/36	1,811,204	1,813,855
Towd Point HE Trust 144A Ser. 21-HE1, Class A1, 0.918%, 2/25/63 W	10,360,956	10,301,007
Towd Point Mortgage Trust 144A
Ser. 15-2, Class 2M1, 3.75%, 11/25/57 W	3,017,398	3,038,173
Ser. 18-1, Class A1, 3.00%, 1/25/58 W	5,988,279	6,042,641
Ser. 17-3, Class A1, 2.75%, 7/25/57 W	4,607,959	4,646,070
FRB Ser. 19-HY2, Class A1, (1 Month US LIBOR + 1.00%), 1.108%, 5/25/58	853,030	856,972
FRB Ser. 19-HY1, Class A1, (1 Month US LIBOR + 1.00%), 1.108%, 10/25/48	6,917,607	6,950,576

42 Ultra Short Duration Income Fund

MORTGAGE-BACKED SECURITIES (3.5%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) cont.
Verus Securitization Trust 144A
Ser. 19-INV2, Class A1, 2.913%, 7/25/59 W	$10,044,795	$10,083,532
Ser. 19-3, Class A1, 2.784%, 7/25/59	2,663,058	2,669,835
Ser. 19-INV3, Class A1, 2.692%, 11/25/59 W	3,734,491	3,768,501
Ser. 19-4, Class A1, 2.642%, 11/25/59	7,592,484	7,636,751
Ser. 20-1, Class A1, 2.417%, 1/25/60	1,448,083	1,448,699
Ser. 20-5, Class A1, 1.218%, 5/25/65	8,644,383	8,576,571
Wells Fargo Home Equity Asset-Backed Securities Trust FRB Ser. 05-3, Class M6, (1 Month US LIBOR + 1.01%), 1.113%, 11/25/35	1,126,781	1,126,565
		511,297,851
Total mortgage-backed securities (cost $514,434,546)		$512,216,763

CERTIFICATES OF DEPOSIT (1.0%)*	Yield (%)	Maturity date	Principal amount	Value
Credit Suisse AG/New York, NY FRN	0.581	1/19/24	$23,750,000	$23,750,200
Deutsche Bank AG/New York, NY FRN (Germany)	0.760	2/16/22	46,500,000	46,513,739
Standard Chartered Bank/New York FRN	0.310	4/25/22	25,000,000	25,006,740
Standard Chartered Bank/New York FRN	0.274	3/18/22	49,000,000	49,002,436
Total certificates of deposit (cost $144,250,702)				$144,273,115

REPURCHASE AGREEMENTS (0.7%)*	Principal amount	Value
Interest in $25,000,000 tri-party term repurchase agreement dated 1/31/2022 with RBC Capital Markets, LLC, 0.290% (collateralized by Corporate Debt Securities with coupon rates ranging from 2.150% to 5.930% and due dates ranging from 8/8/2022 to 11/1/2063, valued at $26,250,212) Ŧ EG (Canada)	$25,000,000	$25,000,000
Interest in $75,000,000 tri-party term repurchase agreement dated 1/31/2022 with BNP Paribas, 0.240% (collateralized by Corporate Debt Securities with coupon rates ranging from 0.000% to 10.750% and due dates ranging from 4/1/2024 to perpetual maturity, valued at $78,751,098) Ŧ EG (France)	75,000,000	75,000,000
Total repurchase agreements (cost $100,000,000)		$100,000,000

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (—%)*	Principal amount	Value
U.S. Government Agency Mortgage Obligations (—%)
Federal National Mortgage Association Pass-Through Certificates
6.00%, 5/1/23	$74	$74
5.50%, 11/1/23	5	5
Total U.S. government and agency mortgage obligations (cost $84)		$79

TOTAL INVESTMENTS
Total investments (cost $14,523,573,499)	$14,504,301,080

Key to holding’s abbreviations
BKNT	Bank Note

Ultra Short Duration Income Fund 43

DAC	Designated Activity Company
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
MTN	Medium Term Notes
PO	Principal Only

Notes to the fund’s portfolio
Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from August 1, 2021 through January 31, 2022 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.
*	Percentages indicated are based on net assets of $14,457,984,387.
R	Real Estate Investment Trust.
W	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
Ŧ	Repurchase agreements with a maturity of more than seven days are considered to be illiquid investments.
EG	Maturity date of the repurchase agreement is thirty-five days from the purchase date unless both parties agree to roll the transaction. Maturity value of the repurchase agreement will equal the principal amount of the repurchase agreement plus interest.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.

DIVERSIFICATION BY COUNTRY
Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
United States	68.2%	Switzerland	1.4%
Canada	8.5	Italy	1.1
United Kingdom	4.9	Sweden	1.1
Japan	3.6	Germany	1.0
France	2.5	Norway	0.6
Netherlands	2.5	Ireland	0.5
Australia	2.4	Other	0.2
Spain	1.5	Total	100.0%

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

44 Ultra Short Duration Income Fund

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$1,478,798,176	$36,188,000
Certificates of deposit	—	144,273,115	—
Commercial paper	—	3,159,235,214	—
Corporate bonds and notes	—	9,073,589,733	—
Mortgage-backed securities	—	512,216,763	—
Repurchase agreements	—	100,000,000	—
U.S. government and agency mortgage obligations	—	79	—
Totals by level	$—	$14,468,113,080	$36,188,000
The following is a reconciliation of Level 3 assets as of the close of the reporting period:

Investments in securities:	Balance as of 7/31/21	Accrued discounts/premiums	Realized gain/(loss)	Change in net unrealized appreciation/ (deprecia- tion) #	Cost of purchases	Proceeds from sales	Total transfers into Level 3†	Total transfers out of Level 3†	Balance as of 1/31/22
Asset-backed securities	$397,593,713	$—	$(481)	$(22,400)	$8,195,467	$(83,078,000)	$—	$(286,500,299)	$36,188,000
Totals	$397,593,713	$—	$(481)	$(22,400)	$8,195,467	$(83,078,000)	$—	$(286,500,299)	$36,188,000
† Transfers during the reporting period are accounted for using the end of period market value and include valuations where a secondary pricing service was obtained for certain securities.
# Includes $(21,713) related to Level 3 securities still held at period end. Total change in unrealized appreciation/(depreciation) for securities (including Level 1 and Level 2) can be found in the Statement of operations.

The accompanying notes are an integral part of these financial statements.

Ultra Short Duration Income Fund 45

Statement of assets and liabilities 1/31/22 (Unaudited)

ASSETS
Investment in securities, at value (Note 1):
Unaffiliated issuers (identified cost $14,523,573,499)	$14,504,301,080
Interest and other receivables	24,264,443
Receivable for shares of the fund sold	29,048,145
Prepaid assets	387,579
Total assets	14,558,001,247

LIABILITIES
Payable to custodian	29,968
Payable for investments purchased	46,194,500
Payable for shares of the fund repurchased	49,069,700
Payable for compensation of Manager (Note 2)	1,259,423
Payable for custodian fees (Note 2)	38,718
Payable for investor servicing fees (Note 2)	1,482,926
Payable for Trustee compensation and expenses (Note 2)	455,673
Payable for administrative services (Note 2)	21,174
Payable for distribution fees (Note 2)	502,898
Distributions payable to shareholders	520,082
Other accrued expenses	441,798
Total liabilities	100,016,860

Net assets	$14,457,984,387

REPRESENTED BY
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$14,498,665,983
Total distributable earnings (Note 1)	(40,681,596)
Total — Representing net assets applicable to capital shares outstanding	$14,457,984,387

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Net asset value, offering price and redemption price per class A share
($5,691,097,352 divided by 565,910,456 shares)	$10.06
Net asset value and offering price per class B share ($309,084 divided by 30,763 shares)*	$10.05
Net asset value and offering price per class C share ($17,980,722 divided by 1,789,873 shares)*	$10.05
Net asset value and redemption price per class N share
($8,618,465 divided by 857,872 shares)	$10.05
Offering price per class N share (100/98.50 of $10.05)**	$10.20
Net asset value, offering price and redemption price per class R share
($4,684,304 divided by 466,433 shares)	$10.04
Net asset value, offering price and redemption price per class R6 share
($114,957,197 divided by 11,416,084 shares)	$10.07
Net asset value, offering price and redemption price per class Y share
($8,620,337,263 divided by 856,276,235 shares)	$10.07

* Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

** On single retail sales of less than $50,000. On sales of more than $50,000 the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

46 Ultra Short Duration Income Fund

Statement of operations Six months ended 1/31/22 (Unaudited)

INVESTMENT INCOME
Interest (including interest income of $31,023 from investments in affiliated issuers) (Note 5)	$47,479,792
Total investment income	47,479,792

EXPENSES
Compensation of Manager (Note 2)	20,851,811
Investor servicing fees (Note 2)	4,562,240
Custodian fees (Note 2)	75,404
Trustee compensation and expenses (Note 2)	296,117
Distribution fees (Note 2)	3,228,472
Administrative services (Note 2)	238,610
Other	1,363,934
Fees waived and reimbursed by Manager (Note 2)	(4,248,036)
Total expenses	26,368,552
Expense reduction (Note 2)	(7,603)
Net expenses	26,360,949

Net investment income	21,118,843

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss on:
Securities from unaffiliated issuers (Notes 1 and 3)	(1,347,441)
Total net realized loss	(1,347,441)
Change in net unrealized depreciation on:
Securities from unaffiliated issuers	(38,913,835)
Total change in net unrealized depreciation	(38,913,835)

Net loss on investments	(40,261,276)

Net decrease in net assets resulting from operations	$(19,142,433)

The accompanying notes are an integral part of these financial statements.

Ultra Short Duration Income Fund 47

Statement of changes in net assets

DECREASE IN NET ASSETS	Six months ended 1/31/22*	Year ended 7/31/21
Operations
Net investment income	$21,118,843	$70,815,672
Net realized gain (loss) on investments	(1,347,441)	11,328,393
Change in net unrealized depreciation of investments	(38,913,835)	(3,076,142)
Net increase (decrease) in net assets resulting
from operations	(19,142,433)	79,067,923
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(6,776,637)	(26,949,735)
Class B	(13)	(60)
Class C	(843)	(5,433)
Class N	(3,961)	(42,991)
Class R	(239)	(1,003)
Class R6	(196,217)	(509,506)
Class Y	(14,117,805)	(43,702,486)
Decrease from capital share transactions (Note 4)	(1,219,972,027)	(666,017,332)
Total decrease in net assets	(1,260,210,175)	(658,160,623)

NET ASSETS
Beginning of period	15,718,194,562	16,376,355,185
End of period	$14,457,984,387	$15,718,194,562

* Unaudited.

The accompanying notes are an integral part of these financial statements.

48 Ultra Short Duration Income Fund

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Ultra Short Duration Income Fund 49

Financial highlights (For a common share outstanding throughout the period)

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
											Ratio	Ratio of net
	Net asset		Net realized								of expenses	investment
	value,		and unrealized	Total from	From net	From		Net asset	Total return	Net assets,	to average	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	net realized gain	Total	value, end	at net asset	end of period	net assets	to average	turnover
Period ended	of period	income (loss)[a]	on investments	operations	income	on investments	distributions	of period	value (%)[b]	(in thousands)	(%)[c,d]	net assets (%)[d]	(%)
Class A
January 31, 2022**	$10.08	.01	(.02)	(.01)	(.01)	—	(.01)	$10.06	(.09)*	$5,691,097	.20*	.11*	29*
July 31, 2021	10.08	.04	—[e]	.04	(.04)	—	(.04)	10.08	.36	6,611,459.40		.37	63
July 31, 2020	10.05	.17	.03	.20	(.17)	—	(.17)	10.08	2.01	7,373,343.40		1.73	53
July 31, 2019	10.05	.25	—[e]	.25	(.25)	—[e]	(.25)	10.05	2.53	8,257,742.40		2.50	27
July 31, 2018	10.06	.17	(.01)	.16	(.17)	—[e]	(.17)	10.05	1.61	6,002,162.40		1.71	36
July 31, 2017	10.04	.10	.02	.12	(.10)	—	(.10)	10.06	1.17	3,843,494.40		.99	45
Class B
January 31, 2022**	$10.07	—[e]	(.02)	(.02)	—[e]	—	—[e]	$10.05	(.19)*	$309	.30*f	.01*f	29*
July 31, 2021	10.07	—[e]	—[e]	—[e]	—[e]	—	—[e]	10.07	.02	326	.74[f]	.02[f]	63
July 31, 2020	10.04	.13	.03	.16	(.13)	—	(.13)	10.07	1.61	258.80		1.21	53
July 31, 2019	10.04	.21	—[e]	.21	(.21)	—[e]	(.21)	10.04	2.13	68.80		2.10	27
July 31, 2018	10.04	.13	—[e]	.13	(.13)	—[e]	(.13)	10.04	1.31	1,529.80		1.27	36
July 31, 2017	10.02	.06	.02	.08	(.06)	—	(.06)	10.04	.76	1,751.80		.55	45
Class C
January 31, 2022**	$10.07	—[e]	(.02)	(.02)	—[e]	—	—[e]	$10.05	(.19)*	$17,981	.31*f	.01*f	29*
July 31, 2021	10.07	—[e]	—[e]	—[e]	—[e]	—	—[e]	10.07	.02	22,031	.75[f]	.02[f]	63
July 31, 2020	10.04	.13	.03	.16	(.13)	—	(.13)	10.07	1.61	27,790.80		1.24	53
July 31, 2019	10.04	.21	—[e]	.21	(.21)	—[e]	(.21)	10.04	2.13	19,754.80		2.10	27
July 31, 2018	10.04	.13	—[e]	.13	(.13)	—[e]	(.13)	10.04	1.31	15,434.80		1.21	36
July 31, 2017	10.02	.06	.02	.08	(.06)	—	(.06)	10.04	.76	24,162.80		.57	45
Class N
January 31, 2022**	$10.07	—[e]	(.02)	(.02)	—[e]	—	—[e]	$10.05	(.17)*	$8,618	.28*	.03*	29*
July 31, 2021	10.07	.02	—[e]	.02	(.02)	—	(.02)	10.07	.21	14,369.55		.22	63
July 31, 2020	10.04	.15	.03	.18	(.15)	—	(.15)	10.07	1.86	19,303.55		1.48	53
July 31, 2019 †	10.03	.18	.01	.19	(.18)	—[e]	(.18)	10.04	1.94*	13,070	.42*	1.81*	27
Class R
January 31, 2022**	$10.07	—[e]	(.03)	(.03)	—[e]	—	—[e]	$10.04	(.29)*	$4,684	.31*f	—*f,g	29*
July 31, 2021	10.07	—[e]	—[e]	—[e]	—[e]	—	—[e]	10.07	.02	4,207	.75[f]	.02[f]	63
July 31, 2020	10.04	.13	.03	.16	(.13)	—	(.13)	10.07	1.61	5,118.80		1.30	53
July 31, 2019	10.04	.21	—[e]	.21	(.21)	—[e]	(.21)	10.04	2.13	5,411.80		2.09	27
July 31, 2018	10.05	.13	(.01)	.12	(.13)	—[e]	(.13)	10.04	1.21	5,019.80		1.26	36
July 31, 2017	10.02	.06	.03	.09	(.06)	—	(.06)	10.05	.86	4,178.80		.58	45
Class R6
January 31, 2022**	$10.10	.02	(.03)	(.01)	(.02)	—	(.02)	$10.07	(.13)*	$114,957	.15*	.16*	29*
July 31, 2021	10.09	.05	.01	.06	(.05)	—	(.05)	10.10	.57	121,669.29		.46	63
July 31, 2020	10.06	.18	.03	.21	(.18)	—	(.18)	10.09	2.12	92,676.29		1.80	53
July 31, 2019	10.06	.26	—[e]	.26	(.26)	—[e]	(.26)	10.06	2.64	97,971.29		2.68	27
July 31, 2018	10.07	.18	(.01)	.17	(.18)	—[e]	(.18)	10.06	1.72	3,680.29		1.75	36
July 31, 2017	10.05	.11	.02	.13	(.11)	—	(.11)	10.07	1.27	3,151.29		1.08	45

See notes to financial highlights at the end of this section.

The accompanying notes are an integral part of these financial statements.

50 Ultra Short Duration Income Fund	Ultra Short Duration Income Fund 51

Financial highlights cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
											Ratio	Ratio of net
	Net asset		Net realized								of expenses	investment
	value,		and unrealized	Total from	From net	From		Net asset	Total return	Net assets,	to average	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	net realized gain	Total	value, end	at net asset	end of period	net assets	to average	turnover
Period ended	of period	income (loss)[a]	on investments	operations	income	on investments	distributions	of period	value (%)[b]	(in thousands)	(%)[c,d]	net assets (%)[d]	(%)
Class Y
January 31, 2022**	$10.09	.02	(.02)	—[e]	(.02)	—	(.02)	$10.07	(.04)*	$8,620,337	.15*	.16*	29 *
July 31, 2021	10.09	.05	—[e]	.05	(.05)	—	(.05)	10.09	.46	8,944,133.30		.46	63
July 31, 2020	10.06	.18	.03	.21	(.18)	—	(.18)	10.09	2.11	8,857,867.30		1.79	53
July 31, 2019	10.06	.26	—[e]	.26	(.26)	—[e]	(.26)	10.06	2.63	8,052,123.30		2.61	27
July 31, 2018	10.07	.18	(.01)	.17	(.18)	—[e]	(.18)	10.06	1.71	4,952,524.30		1.82	36
July 31, 2017	10.05	.11	.02	.13	(.11)	—	(.11)	10.07	1.27	2,925,780.30		1.09	45

* Not annualized.

** Unaudited.

† For the period November 1, 2018 (commencement of operations) to July 31, 2019.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Includes amounts paid through expense offset arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

d Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of each class reflect a reduction of the following amounts as a percentage of net assets (Note 2):

	1/31/22	7/31/21	7/31/20	7/31/19	7/31/18	7/31/17
Class A	0.03%	0.06%	0.09%	0.14%	0.14%	0.15%
Class B	0.03	0.06	0.09	0.14	0.14	0.15
Class C	0.03	0.06	0.09	0.14	0.14	0.15
Class N	0.03	0.06	0.09	0.10	N/A	N/A
Class R	0.03	0.06	0.09	0.14	0.14	0.15
Class R6	0.03	0.06	0.09	0.14	0.14	0.15
Class Y	0.03	0.06	0.09	0.14	0.14	0.15

e Amount represents less than $0.01 per share.

f Reflects a voluntary waiver of certain fund expenses in effect during the period relating to the enhancement of certain annualized net yields for the fund. As a result of such waiver, the expenses reflect a reduction of the following amounts as a percentage of average net assets (Note 2):

	1/31/22	7/31/21
Class B	0.10%	0.06%
Class C	0.10	0.05
Class R	0.10	0.05

g Amount represents less than 0.01%.

The accompanying notes are an integral part of these financial statements.

52 Ultra Short Duration Income Fund	Ultra Short Duration Income Fund 53

Notes to financial statements 1/31/22 (Unaudited)

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from August 1, 2021 through January 31, 2022.

Putnam Ultra Short Duration Income Fund (the fund) is a diversified series of Putnam Funds Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The goal of the fund is to seek as high a rate of current income as Putnam Management believes is consistent with preservation of capital and maintenance of liquidity. The fund invests in a diversified portfolio of fixed income securities comprised of short duration, investment-grade money market and other fixed income securities. The fund’s investments may include obligations of the U.S. government, its agencies and instrumentalities, which are backed by the full faith and credit of the United States (e.g., U.S. Treasury bonds and Ginnie Mae mortgage-backed bonds) or by only the credit of a federal agency or government sponsored entity (e.g., Fannie Mae or Freddie Mac mortgage-backed bonds), domestic corporate debt obligations, taxable municipal debt securities, securitized debt instruments (such as mortgage- and asset backed securities), repurchase agreements, certificates of deposit, bankers acceptances, commercial paper (including asset-backed commercial paper), time deposits, Yankee Eurodollar securities and other money market instruments. The fund may also invest in U.S.-dollar denominated foreign securities of these types. Under normal circumstances, the effective duration of the fund’s portfolio will generally not be greater than one year. Effective duration provides a measure of a fund’s interest-rate sensitivity. The longer a fund’s duration, the more sensitive the fund is to shifts in interest rates. Under normal circumstances, the dollar-weighted average portfolio maturity of the fund is not expected to exceed three and one-half years. Putnam Management may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments. The fund may also use derivatives, such as futures, options and swap contracts, for both hedging and non-hedging purposes.

The fund offers class A, class B (only in exchange for class B shares of another Putnam fund), class C, class N, class R, class R6 and class Y shares. Class A, B, C, R, R6, and Y share classes are sold without a front-end sales charge. Class N shares are sold with an initial sales charge of up to 1.50%. Class A, class N, class R, class R6 and class Y shares also are generally not subject to a contingent deferred sales charge. Class B shares convert to class A shares after approximately eight years after the original purchase date and are subject to a contingent deferred sales charge on certain redemptions. Class C shares obtained in an exchange for class C shares of another Putnam fund, are subject to a one-year 1.00% contingent deferred sales charge on certain redemptions and generally convert to class A shares after approximately eight years. Class R shares are not available to all investors. The expenses for class A, class B, class C, class N and class R shares may differ based on each class’ distribution fee, which is identified in Note 2. Class R6 and class Y shares are generally subject to the same expenses as class A, class B, class C, class N and class R shares, but do not bear a distribution fee. Class R6 and class Y shares are not available to all investors.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the fund’s Amended and Restated Agreement and Declaration of Trust, any claims asserted against or on behalf of the Putnam Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates

54 Ultra Short Duration Income Fund

and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Joint trading account Pursuant to an exemptive order from the SEC, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in issues of short-term investments having maturities of up to 90 days.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $105,001,310 at the end of the reporting period, is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

Ultra Short Duration Income Fund 55

In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, and including amortization and accretion of premiums and discounts on debt securities, is recorded on the accrual basis.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $317.5 million unsecured committed line of credit and a $235.5 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the committed line of credit and 1.30% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At July 31, 2021, the fund had the following capital loss carryovers available, to the extent allowed by the Code, to offset future net capital gain, if any:

	Loss carryover
Short-term	Long-term	Total
$19,380,085	$296,623	$19,676,708

56 Ultra Short Duration Income Fund

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis is $14,523,581,448, resulting in gross unrealized appreciation and depreciation of $7,778,460 and $27,058,828, respectively, or net unrealized depreciation of $19,280,368.

Distributions to shareholders Income dividends are recorded daily by the fund and are paid monthly. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.440%	of the first $5 billion,	0.240%	of the next $50 billion,
0.390%	of the next $5 billion,	0.220%	of the next $50 billion,
0.340%	of the next $10 billion,	0.210%	of the next $100 billion and
0.290%	of the next $10 billion,	0.205%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.136% of the fund’s average net assets.

Putnam Management has contractually agreed, through November 30, 2022, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Management has also contractually agreed to waive fees (and, to the extent necessary, bear other expenses) of the fund through November 30, 2022, to the extent that total expenses of the fund (excluding brokerage, interest, taxes, investment-related expenses, payments under distribution plans, extraordinary expenses, payments under the fund’s investor servicing contract and acquired fund fees and expenses, but including payments under the fund’s investment management contract) would exceed an annual rate of 0.24% of the fund’s average net assets. During the reporting period, the fund’s expenses were reduced by $4,223,498 as a result of this limit.

Ultra Short Duration Income Fund 57

Putnam Management may from time to time voluntarily undertake to waive fees and/or reimburse certain fund expenses in order to enhance the annualized net yield for the fund. Any such waiver or reimbursement would be voluntary and may be modified or discontinued by Putnam Management at any time without notice. During the reporting period, the fund’s expenses were reduced by $24,538 as a result of this limit. This includes the following amounts per class of class specific distribution fees from the fund:

Distribution fee waived
Class B	$311
Class C	19,406
Class R	4,821
Total	$24,538

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.25% of the average net assets of the portion of the fund managed by PIL.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. received fees for investor servicing for class A, class B, class C, class N, class R and class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the fund; (2) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. Putnam Investor Services, Inc. has agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the fund’s average assets attributable to such accounts.

Class R6 shares paid a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%.

During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class A	$1,867,411	Class R	1,466
Class B	94	Class R6	29,986
Class C	5,881	Class Y	2,653,798
Class N	3,604	Total	$4,562,240

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $7,603 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $10,180, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

58 Ultra Short Duration Income Fund

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plans provide payments by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the fund at the following annual rate (Approved %) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees were as follows:

	Maximum %	Approved %	Amount
Class A	0.35%	0.10%	$3,150,474
Class B	0.75%	0.50%	791
Class C	1.00%	0.50%	49,631
Class N	1.00%	0.25%	15,202
Class R	1.00%	0.50%	12,374
Total			$3,228,472

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of $363 from the sale of class N shares and received $8 and $34 in contingent deferred sales charges from redemptions of class B and class C shares purchased by exchange from another Putnam fund, respectively.

A deferred sales charge of up to 1.00% for class A shares may be assessed on certain redemptions. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received $65 in contingent deferred sales charges from redemptions of class A shares purchased by exchange from another Putnam fund.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities (Long-term)	$3,171,082,339	$2,925,798,789
U.S. government securities (Long-term)	—	—
Total	$3,171,082,339	$2,925,798,789

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Ultra Short Duration Income Fund 59

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

	SIX MONTHS ENDED 1/31/22		YEAR ENDED 7/31/21
Class A	Shares	Amount	Shares	Amount
Shares sold	111,765,553	$1,125,914,671	399,194,704	$4,026,832,544
Shares issued in connection with
reinvestment of distributions	663,128	6,678,881	2,646,112	26,689,388
	112,428,681	1,132,593,552	401,840,816	4,053,521,932
Shares repurchased	(202,210,979)	(2,036,565,097)	(477,737,205)	(4,818,972,338)
Net decrease	(89,782,298)	$(903,971,545)	(75,896,389)	$(765,450,406)

	SIX MONTHS ENDED 1/31/22		YEAR ENDED 7/31/21
Class B	Shares	Amount	Shares	Amount
Shares sold	920	$9,258	26,094	$263,012
Shares issued in connection with
reinvestment of distributions	2	13	5	55
	922	9,271	26,099	263,067
Shares repurchased	(2,545)	(25,594)	(19,321)	(194,671)
Net increase (decrease)	(1,623)	$(16,323)	6,778	$68,396

	SIX MONTHS ENDED 1/31/22		YEAR ENDED 7/31/21
Class C	Shares	Amount	Shares	Amount
Shares sold	110,951	$1,115,737	1,019,066	$10,269,451
Shares issued in connection with
reinvestment of distributions	97	843	512	5,161
	111,048	1,116,580	1,019,578	10,274,612
Shares repurchased	(508,471)	(5,116,016)	(1,592,760)	(16,049,463)
Net decrease	(397,423)	$(3,999,436)	(573,182)	$(5,774,851)

	SIX MONTHS ENDED 1/31/22		YEAR ENDED 7/31/21
Class N	Shares	Amount	Shares	Amount
Shares sold	207,903	$2,092,352	531,438	$5,354,413
Shares issued in connection with
reinvestment of distributions	388	3,904	4,241	42,738
	208,291	2,096,256	535,679	5,397,151
Shares repurchased	(776,974)	(7,818,380)	(1,026,317)	(10,342,502)
Net decrease	(568,683)	$(5,722,124)	(490,638)	$(4,945,351)

60 Ultra Short Duration Income Fund

	SIX MONTHS ENDED 1/31/22		YEAR ENDED 7/31/21
Class R	Shares	Amount	Shares	Amount
Shares sold	94,341	$949,939	315,832	$3,181,477
Shares issued in connection with
reinvestment of distributions	24	239	96	969
	94,365	950,178	315,928	3,182,446
Shares repurchased	(45,705)	(459,387)	(406,603)	(4,096,872)
Net increase (decrease)	48,660	$490,791	(90,675)	$(914,426)

	SIX MONTHS ENDED 1/31/22		YEAR ENDED 7/31/21
Class R6	Shares	Amount	Shares	Amount
Shares sold	2,117,936	$21,362,485	7,728,408	$78,066,540
Shares issued in connection with
reinvestment of distributions	19,298	194,621	50,261	507,799
	2,137,234	21,557,106	7,778,669	78,574,339
Shares repurchased	(2,771,597)	(27,950,228)	(4,910,390)	(49,605,627)
Net increase (decrease)	(634,363)	$(6,393,122)	2,868,279	$28,968,712

	SIX MONTHS ENDED 1/31/22		YEAR ENDED 7/31/21
Class Y	Shares	Amount	Shares	Amount
Shares sold	305,171,660	$3,076,792,931	819,260,036	$8,272,859,782
Shares issued in connection with
reinvestment of distributions	1,136,940	11,462,075	3,496,348	35,307,960
	306,308,600	3,088,255,006	822,756,384	8,308,167,742
Shares repurchased	(336,133,528)	(3,388,615,274)	(814,605,090)	(8,226,137,148)
Net increase (decrease)	(29,824,928)	$(300,360,268)	8,151,294	$82,030,594

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

					Shares
					outstanding
					and fair
	Fair value as	Purchase	Sale	Investment	value as
Name of affiliate	of 7/31/21	cost	proceeds	income	of 1/31/22
Short-term investments
Putnam Short Term
Investment Fund*	$—	$1,123,825,654	$1,123,825,654	$31,023	$—
Total Short-term
investments	$—	$1,123,825,654	$1,123,825,654	$31,023	$—

* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

Ultra Short Duration Income Fund 61

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

On July 27, 2017, the United Kingdom’s Financial Conduct Authority (“FCA”), which regulates LIBOR, announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. ICE Benchmark Administration, the administrator of LIBOR, ceased publication of most LIBOR settings on a representative basis at the end of 2021 and is expected to cease publication of a majority of U.S. dollar LIBOR settings on a representative basis after June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. LIBOR has historically been a common benchmark interest rate index used to make adjustments to variable-rate loans. It is used throughout global banking and financial industries to determine interest rates for a variety of financial instruments and borrowing arrangements. The transition process might lead to increased volatility and illiquidity in markets that rely on LIBOR to determine interest rates. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of related transactions, such as hedges. While some LIBOR-based instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate-setting methodology, not all may have such provisions and there may be significant uncertainty regarding the effectiveness of any such alternative methodologies. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur at any time.

Beginning in January 2020, global financial markets have experienced, and may continue to experience, significant volatility resulting from the spread of a virus known as Covid–19. The outbreak of Covid–19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand, and general market uncertainty. The effects of Covid–19 have adversely affected, and may continue to adversely affect, the global economy, the economies of certain nations, and individual issuers, all of which may negatively impact the fund’s performance.

62 Ultra Short Duration Income Fund

Note 7: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

		RBC Capital
	BNP Paribas	Markets, LLC	Total
Assets:
Repurchase agreements **	$75,000,000	$25,000,000	$100,000,000
Total Assets	$75,000,000	$25,000,000	$100,000,000
Liabilities:
Total Liabilities	$—	$—	$—
Total Financial and Derivative Net Assets	$75,000,000	$25,000,000	$100,000,000
Total collateral received (pledged)†##	$75,000,000	$25,000,000
Net amount	$—	$—
Controlled collateral received (including
TBA commitments)**	$—	$—	$—
Uncontrolled collateral received	$78,751,098	$26,250,212	$105,001,310
Collateral (pledged) (including TBA commitments)**	$—	$—	$—

** Included with Investments in securities on the Statement of assets and liabilities.

† Additional collateral may be required from certain brokers based on individual agreements.

## Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

Note 8: New accounting pronouncements

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2020–04, Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020–04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. The discontinuation of LIBOR was subsequently extended to June 30, 2023. ASU 2020–04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management expects that the adoption of the guidance will not have a material impact on the fund’s financial statements.

Ultra Short Duration Income Fund 63

Services for shareholders

Investor services

Systematic investment plan Tell us how much you wish to invest regularly — weekly, semimonthly, or monthly — and the amount you choose will be transferred automatically from your checking or savings account. There’s no additional fee for this service, and you can suspend it at any time. This plan may be a great way to save for college expenses or to plan for your retirement.

Please note that regular investing does not guarantee a profit or protect against loss in a declining market. Before arranging a systematic investment plan, consider your financial ability to continue making purchases in periods when prices are low.

Systematic exchange You can make regular transfers from one Putnam fund to another Putnam fund. There are no additional fees for this service, and you can cancel or change your options at any time.

Dividends PLUS You can choose to have the dividend distributions from one of your Putnam funds automatically reinvested in another Putnam fund at no additional charge.

Free exchange privilege You can exchange money between Putnam funds free of charge, as long as they are the same class of shares. A signature guarantee is required if you are exchanging more than $500,000. The fund reserves the right to revise or terminate the exchange privilege.

Reinstatement privilege If you’ve sold Putnam shares or received a check for a dividend or capital gain, you may reinvest the proceeds with Putnam within 90 days of the transaction and they will be reinvested at the fund’s current net asset value — with no sales charge. However, reinstatement of class B shares may have special tax consequences. Ask your financial or tax representative for details.

Check-writing service You have ready access to many Putnam accounts. It’s as simple as writing a check, and there are no special fees or service charges. For more information about the check-writing service, call Putnam or visit our website.

Dollar cost averaging When you’re investing for long-term goals, it’s time, not timing, that counts. Investing on a systematic basis is a better strategy than trying to figure out when the markets will go up or down. This means investing the same amount of money regularly over a long period. This method of investing is called dollar cost averaging. When a fund’s share price declines, your investment dollars buy more shares at lower prices. When it increases, they buy fewer shares. Over time, you will pay a lower average price per share.

For more information

Visit the Individual Investors section at putnam.com A secure section of our website contains complete information on your account, including balances and transactions, updated daily. You may also conduct transactions, such as exchanges, additional investments, and address changes. Log on today to get your password.

Call us toll free at 1-800-225-1581 Ask a helpful Putnam representative or your financial advisor for details about any of these or other services, or see your prospectus.

64 Ultra Short Duration Income Fund

Fund information

Founded over 80 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We manage funds across income, value, blend, growth, sustainable, asset allocation, absolute return, and global sector categories.

Investment Manager	Trustees	Richard T. Kircher
Putnam Investment	Kenneth R. Leibler, Chair	Vice President and BSA
Management, LLC	Liaquat Ahamed	Compliance Officer
100 Federal Street	Ravi Akhoury
Boston, MA 02110	Barbara M. Baumann	Martin Lemaire
	Katinka Domotorffy	Vice President and
Investment Sub-Advisor	Catharine Bond Hill	Derivatives Risk Manager
Putnam Investments Limited	Paul L. Joskow
16 St James’s Street	George Putnam, III	Susan G. Malloy
London, England SW1A 1ER	Robert L. Reynolds	Vice President and
	Manoj P. Singh	Assistant Treasurer
Marketing Services	Mona K. Sutphen
Putnam Retail Management		Alan G. McCormack
Limited Partnership	Officers	Vice President and
100 Federal Street	Robert L. Reynolds	Derivatives Risk Manager
Boston, MA 02110	President
Denere P. Poulack
Custodian	James F. Clark	Assistant Vice President,
State Street Bank	Vice President, Chief Compliance	Assistant Clerk, and
and Trust Company	Officer, and Chief Risk Officer	Assistant Treasurer

Legal Counsel	Nancy E. Florek	Janet C. Smith
Ropes & Gray LLP	Vice President, Director of	Vice President,
	Proxy Voting and Corporate	Principal Financial Officer,
	Governance, Assistant Clerk,	Principal Accounting Officer,
	and Assistant Treasurer	and Assistant Treasurer

	Michael J. Higgins	Stephen J. Tate
	Vice President, Treasurer,	Vice President and
	and Clerk	Chief Legal Officer

	Jonathan S. Horwitz	Mark C. Trenchard
	Executive Vice President,	Vice President
Principal Executive Officer,
and Compliance Liaison

This report is for the information of shareholders of Putnam Ultra Short Duration Income Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam’s Quarterly Performance Summary, and Putnam’s Quarterly Ranking Summary. For more recent performance, please visit putnam.com. Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus or summary prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 13. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: March 30, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: March 30, 2022

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: March 30, 2022